-------------------------------------------------------------------------------
                      DIMENSIONAL INVESTMENT GROUP INC.

                      U.S. SMALL CAP VALUE PORTFOLIO II




                                ANNUAL REPORT



                         Year Ended November 30, 1996
-------------------------------------------------------------------------------

                      DIMENSIONAL INVESTMENT GROUP INC.

                      U.S. SMALL CAP VALUE PORTFOLIO II
                                ANNUAL REPORT

                              TABLE OF CONTENTS

                                                                        Page
                                                                       -------
Dimensional Investment Group Inc.
     Performance Chart  ..........................................         1
     Statement of Assets and Liabilities  ........................         2
     Statement of Operations  ....................................         3
     Statements of Changes in Net Assets  ........................         4
     Financial Highlights  .......................................         5
     Notes to Financial Statements  ..............................       6-7
     Report of Independent Accountants  ..........................         8

The DFA Investment Trust Company -- The U.S. Small Cap Value
   Series
     Performance Chart  ..........................................         9
     Statement of Net Assets  ....................................     10-23
     Statement of Operations  ....................................        24
     Statements of Changes in Net Assets  ........................        25
     Financial Highlights  .......................................        26
     Notes to Financial Statements  ..............................     27-28
     Report of Independent Accountants  ..........................        29


This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

U.S. Small Cap Value Portfolio II vs.
Fama-French Small Cap Value Index
September 1994-November 1996

The following reflects the growth of a $10,000 investment.

                         U.S. Small Cap          Fama-French Small Cap
                       Value Portfolio II            Value Index
                      --------------------       ---------------------

8/31/94                     10000                     10000
9/30/94                     9961                      9957
10/31/94                    9815.5694                 9787.731
11/30/94                    9476.932256               9462.778331
12/31/94                    9567.910805               9541.319391
1/31/95                     9666.460287               9695.888765
2/28/95                     10000.91981               10089.54185
3/31/95                     10118.93067               10206.58053
4/30/95                     10473.09324               10527.06716
5/31/95                     10757.96138               10751.29369
6/30/95                     11180.74926               11106.08639
7/31/95                     11780.03742               11552.55106
8/31/95                     12153.4646                11923.38795
9/30/95                     12290.79875               12122.50853
10/31/95                    11691.00778               11581.84465
11/30/95                    12121.23686               11907.29448
12/31/95                    12327.29789               12094.239
1/31/96                     12286.6178                12264.76777
2/29/96                     12547.0941                12456.09815
3/31/96                     12888.37506               12875.86866
4/30/96                     13550.83754               13320.08613
5/31/96                     14082.03037               13843.56551
6/30/96                     13780.67492               13623.45282
7/31/96                     12918.00467               12897.32279
8/31/96                     13499.31488               13431.27195
9/30/96                     13960.99145               13773.76938
10/31/96                    14061.51059               13733.82545
11/30/96                    14723.80774               14362.83466

Annualized                        One               From
Total Return(%)                   Year         September 1994
----------------------------------------------------------------------------
                                 21.47             18.76



* The portfolio seeks to capture return premiums associated with high book-to-market ratios by investing in the U.S. Small Cap Value Series of the DFA Investment Trust Company which in turn invests on a market cap-weighted basis in companies that have market caps of approximately $600 million or less and book-to-market ratios in the upper 30% of publicly traded U.S. companies.


* This portfolio's returns in fiscal 1996 reflected the performance of small U.S. companies with high book-to-market ratios.


Past performance is not predictive of future performance.

Fama-French Small Cap Value Index courtesy of
Fama-French and CRSP, University of Chicago.

                      DIMENSIONAL INVESTMENT GROUP INC.

                      U.S. SMALL CAP VALUE PORTFOLIO II

                     STATEMENT OF ASSETS AND LIABILITIES

                              NOVEMBER 30, 1996

                 (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

 ASSETS:
     Investment in The U.S. Small Cap Value Series of The DFA Investment Trust
        Company (2,452,731 Shares, Cost $34,398) at Value .......................   $   40,657
     Receivable for Fund Shares Sold  ...........................................          381
     Prepaid Expenses and Other Assets  .........................................           27
                                                                                    -----------
          Total Assets  .........................................................       41,065
                                                                                    -----------
LIABILITIES:
   Payable for Investment Securities Purchased ..................................          381
   Accrued Expenses .............................................................           47
                                                                                    -----------
          Total Liabilities  ....................................................          428
                                                                                    -----------
Net Assets  .....................................................................   $   40,637
                                                                                    ===========
SHARES OUTSTANDING, $.01 PAR VALUE (Authorized 100,000,000)  ....................    2,769,174
                                                                                    ===========
Net Asset Value, Offering and Redemption Price Per Share  .......................   $    14.67
                                                                                    ===========
NET ASSETS CONSIST OF:
     Paid-In Capital . .  .......................................................   $   33,975
     Undistributed Net Investment Income  .......................................          178
     Undistributed Net Realized Gain  ...........................................          225
     Unrealized Appreciation of Investment Securities  ..........................        6,259
                                                                                    -----------
          Total Net Assets  .....................................................   $   40,637
                                                                                    ===========


                See accompanying Notes to Financial Statements

                      DIMENSIONAL INVESTMENT GROUP INC.

                      U.S. SMALL CAP VALUE PORTFOLIO II

                           STATEMENT OF OPERATIONS

                     FOR THE YEAR ENDED NOVEMBER 30, 1996

                            (AMOUNTS IN THOUSANDS)

 Investment Income
     Income Distributions Received  .....................................    $  326
                                                                            --------
Expenses
     Administrative Services  ...........................................        36
     Accounting & Transfer Agent Fees  ..................................        17
     Shareholder Services  ..............................................        41
     Legal Fees  ........................................................         9
     Audit Fees  ........................................................         1
     Filing Fees  .......................................................        15
     Shareholder's Reports  .............................................         9
     Directors' Fees and Expenses  ......................................         5
     Organization Costs  ................................................         9
     Other  .............................................................         2
                                                                            --------
          Total Expenses  ...............................................       144
     Less: Fees Waived and Expenses Reimbursed  .........................        (8)
                                                                            --------
     Net Expenses  ......................................................       136
                                                                            --------
     Net Investment Income  .............................................       190
                                                                            --------
Net Realized and Unrealized Gain (Loss) on Investments
Capital Gain Distributions Received  ....................................       344
Net Realized Loss on Investment Securities  .............................       (67)
Change in Unrealized Appreciation (Depreciation) of Investment
   Securities ...........................................................     4,508
                                                                            --------
     Net Gain on Investment Securities  .................................     4,785
                                                                            --------
Net Increase in Net Assets Resulting from Operations  ...................    $4,975
                                                                            ========

                See accompanying Notes to Financial Statements

                      DIMENSIONAL INVESTMENT GROUP INC.

                      U.S. SMALL CAP VALUE PORTFOLIO II

                     STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                               Year         Year
                                                                              Ended        Ended
                                                                             Nov. 30,     Nov. 30,
                                                                               1996         1995
                                                                            ----------   ----------
Increase (Decrease) in Net Assets
Operations:
     Net Investment Income  .............................................    $   190      $    67
     Capital Gain Distributions Received  ...............................        344          152
     Net Realized Gain (Loss) on Investment Securities  .................        (67)          15
     Change in Unrealized Appreciation (Depreciation) of Investment
        Securities ......................................................      4,508        2,034
                                                                            ----------   ----------
          Net Increase in Net Assets Resulting from Operations  .........      4,975        2,268
                                                                            ----------   ----------
Distributions From:
     Net Investment Income  .............................................        (13)         (67)
     Net Realized Gains  ................................................        (44)        (169)
                                                                            ----------   ----------
          Total Distributions  ..........................................        (57)        (236)
                                                                            ----------   ----------
Capital Share Transactions (1):
     Shares Issued  .....................................................     23,865        7,811
     Shares Issued in Lieu of Cash Distributions  .......................         57          236
     Shares Redeemed  ...................................................     (2,493)      (1,844)
                                                                            ----------   ----------
          Net Increase From Capital Share Transactions  .................     21,429        6,203
                                                                            ----------   ----------
          Total Increase  ...............................................     26,347        8,235
Net Assets
     Beginning of Period  ...............................................     14,290        6,055
                                                                            ----------   ----------
     End of Period  .....................................................    $40,637      $14,290
                                                                            ==========   ==========
(1) Shares Issued and Redeemed:
     Shares Issued  .....................................................      1,779          694
     Shares Issued in Lieu of Cash Distributions  .......................          5           20
     Shares Redeemed  ...................................................       (193)        (163)
                                                                            ----------   ----------
                                                                               1,591          551
                                                                            ==========   ==========


                See accompanying Notes to Financial Statements

                      DIMENSIONAL INVESTMENT GROUP INC.

                      U.S. SMALL CAP VALUE PORTFOLIO II

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                Year         Year         Aug. 3
                                                               Ended        Ended           to
                                                              Nov. 30,     Nov. 30,      Nov. 30,
                                                                1996         1995          1994
                                                             ----------   ----------    -----------
Net Asset Value, Beginning of Period  ....................   $    12.13   $     9.65    $   10.00
                                                             ----------   ----------    -----------
Income from Investment Operations
---------------------------------
     Net Investment Income  ..............................         0.08         0.06         0.11
     Net Gains (Losses) on Securities (Realized and
        Unrealized) ......................................         2.51         2.63        (0.35)
                                                             ----------   ----------    -----------
     Total from Investment Operations  ...................         2.59         2.69        (0.24)
Less Distributions
------------------
     Net Investment Income  ..............................        (0.01)       (0.06)       (0.11)
     Net Realized Gains  .................................        (0.04)       (0.15)       --
                                                             ----------   ----------    -----------
     Total Distributions  ................................        (0.05)       (0.21)       (0.11)
                                                             ----------   ----------    -----------
Net Asset Value, End of Period  ..........................   $    14.67   $    12.13    $    9.65
                                                             ==========   ==========    ===========
Total Return  ............................................        21.39%       27.90%       (2.39)%#
Net Assets, End of Period (thousands)  ...................   $   40,637      $14,290       $6,055
Ratio of Expenses to Average Net Assets (1)  .............         0.85%(a)     0.96%(a)     0.96%*(a)
Ratio of Net Investment Income to Average Net Assets  ....         0.77%(a)     0.68%(a)      4.78*(a)
Portfolio Turnover Rate  .................................         N/A          N/A          N/A
Average Commission Rate  .................................         N/A          N/A          N/A

------
*   Annualized
#   Non-Annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
(a) Had certain waivers and reimbursements not been in effect, the ratios of expenses to average net assets for the periods ended November 30, 1996, 1995 and 1994 would have been 0.88%, 1.50% and 2.33%, respectively and the ratios of net investment income to average net assets for the periods ended November 30, 1996, 1995 and 1994 would have been 0.74%, 0.14% and 3.41%, respectively.
N/A Refer to the respective Master Fund Series.

                      DIMENSIONAL INVESTMENT GROUP INC.

                        NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   At November 30, 1996, Dimensional Investment Group Inc. (the "Fund") consisted of eleven portfolios, The DFA 6-10 Institutional Portfolio, U.S. Small Cap Value Portfolio II, U.S. Large Cap Value Portfolio II, U.S. Large Cap Value Portfolio III, RWB/DFA U.S. High Book to Market Portfolio, The DFA International Value Portfolio, DFA International Value Portfolio II, DFA International Value Portfolio III, DFA One-Year Fixed Income Portfolio II, RWB/DFA Two-Year Corporate Fixed Income Portfolio and RWB/DFA Two-Year Government Portfolio (the "Portfolios"). The Fund is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans, and clients of registered investment advisors. The financial statements of U.S. Small Cap Value Portfolio II (the "Portfolio") are presented herein; the financial statements for the other Portfolios are presented elsewhere.

   The Portfolio invests all of its assets in The U.S. Small Cap Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 1996, the Portfolio owned 3% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   1. Security Valuation: The shares of the Series held by the Portfolio are valued at its respective daily Net Asset Value.

   2. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

   3. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

   Certain prior period amounts have been restated to conform with current period presentation.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors Inc. (the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. Effective July 1, 1996, the Portfolio s Administrative fees were computed daily and paid monthly to the Advisor at an effective annual rate of 0.10% of 1%. Prior to that date this rate was 0.30 of 1%.

   Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

   Effective July 1, 1996, the Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.75% of average daily net assets. Prior to that date, the Advisor agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses to not more than 0.96% of average daily net assets.

   In addition, pursuant to an agreement with certain Shareholder Service Agents, the Portfolio pays to such agents a fee at the effective annual rate of .10% of its average daily net assets.

D. INVESTMENTS:

   At November 30, 1996, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows (amounts in thousands):

    Gross Unrealized Appreciation...........................     $6,259
    Gross Unrealized Depreciation ..........................         --
                                                                --------
    Net  ...................................................     $6,259
                                                                ========
E. LINE OF CREDIT

   In July, 1996, the Fund, together with other DFA-advised portfolios, entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow between 25% and 33 1/3% of its net assets as determined by its investment policies, up to a maximum of $50 million per portfolio. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 1996.

                      REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.:

We have audited the accompanying statement of assets and liabilities of the Dimensional Investment Group Inc., U.S. Small Cap Value Portfolio II, as of November 30, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Dimensional Investment Group Inc., U.S. Small Cap Value Portfolio II, as of November 30, 1996, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 17, 1997

                       THE DFA INVESTMENT TRUST COMPANY
                              PERFORMANCE CHART


U.S. Small Cap Value Series vs.
Fama-French Small Cap Value Index
April 1993-November 1996

The following reflects the growth of a $10,000 investment.

                          U.S. Small Cap              Fama-French
                            Value Series        Small Cap Value Index
                          --------------        ---------------------

3/31/93                     10000                      10000
4/30/93                     9788                       9687
5/31/93                     10050.3184                 10081.2609
6/30/93                     10060.36872                10069.16339
7/31/93                     10363.18582                10209.12476
8/31/93                     10706.20727                10535.81675
9/30/93                     11078.78328                10726.51503
10/31/93                    11452.13828                11155.57563
11/30/93                    11259.74235                10978.20198
12/31/93                    11486.06318                11257.04831
1/31/94                     12078.74403                11790.6324
2/28/94                     12048.54717                11719.88861
3/31/94                     11649.74026                11234.68522
4/30/94                     11731.28845                11316.69842
5/31/94                     11772.34795                11279.35332
6/30/94                     11558.09122                11046.99864
7/31/94                     11752.26715                11319.85951
8/31/94                     12161.24605                11726.24246
9/30/94                     12119.89781                11675.81962
10/31/94                    11946.58328                11477.33069
11/30/94                    11545.17808                11096.28331
12/31/94                    11664.09341                11188.38246
1/31/95                     11788.89921                11369.63425
2/28/95                     12205.04735                11831.2414
3/31/95                     12350.28742                11968.4838
4/30/95                     12787.48759                12344.2942
5/31/95                     13151.93099                12607.22766
6/30/95                     13672.74746                13023.26618
7/31/95                     14422.01402                13546.80148
8/31/95                     14879.19186                13981.6538
9/30/95                     15066.66968                14215.14742
10/31/95                    14338.94953                13581.15185
11/30/95                    14872.35846                13962.78221
12/31/95                    15132.62473                14181.99789
1/31/96                     15088.74012                14381.96406
2/29/96                     15414.6569                 14606.3227
3/31/96                     15849.35023                15098.55578
4/30/96                     16675.10137                15619.45595
5/31/96                     17327.09784                16233.30057
6/30/96                     16968.42691                15975.19109
7/31/96                     15914.6876                 15123.71341
8/31/96                     16643.58029                15749.83514
9/30/96                     17209.46202                16151.45594
10/31/96                    17340.25394                16104.61672
11/30/96                    18165.65002                16842.20816

Annualized                        One               From
Total Return(%)                   Year           April 1993
----------------------------------------------------------------------------
                                 22.14             17.68



* Dimensional's multifactor portfolios attempt to capture return premiums associated with high book-to-market ratios and small market capitalization. The U.S. Small Cap Value Series invests on a market cap-weighted basis in companies that have a market cap of approximately $600 million or less and have book-to-market ratios in the upper 30% of publicly traded U.S. companies.


* This portfolio's returns in fiscal 1996 reflected the performance of small cap high book-to-market U.S. companies.


Past performance is not predictive of future performance.

Fama-French Small Cap Value Index courtesy of
Fama-French and CRSP, University of Chicago.

                           STATEMENT OF NET ASSETS

                       THE U.S. SMALL CAP VALUE SERIES

                              NOVEMBER 30, 1996


                                                                       Shares             Value+
                                                                      ---------         -----------
COMMON STOCKS - (98.7%)  ...................................
  AAR Corp.  ...............................................          155,400           $4,642,575
 *ACX Technologies, Inc.  ..................................          212,400            3,876,300
 *AEP Industries, Inc.  ....................................           25,150            1,273,219
 *AG Services America, Inc.  ...............................            2,900               39,694
 *AM International, Inc.  ..................................           20,000               90,000
  APL, Ltd.  ...............................................           21,400              513,600
 *AST Research, Inc.  ......................................          353,506            1,557,636
*#Aasche Transportation Services,  Inc.  ...................           27,200              100,300
  Abington Savings Bank MA  ................................           15,500              312,906
  Abrams Industries, Inc.  .................................           10,000               48,125
 *Abraxas Petroleum Corp.  .................................           55,000              426,250
 *Accell International Corp.  ..............................           44,500              130,719
 *Acceptance Insurance Companies,  Inc.  ...................           98,700            2,023,350
 *Access Beyond, Inc.  .....................................           30,400              243,200
  Aceto Corp.  .............................................           36,740              505,175
 *Acme Metals, Inc.  .......................................           77,600            1,610,200
 *Acme United Corp.  .......................................            8,700               38,063
 *Adage, Inc.  .............................................           38,054              143,892
 *Adam Software, Inc.  .....................................            3,000                8,438
 *Addington Resources, Inc.  ...............................            3,000               89,250
 *Adflex Solutions, Inc.  ..................................            7,300               77,563
 *Advanced Logic Research, Inc.  ...........................           81,200              984,550
 *Advanced Marketing Services, Inc.  .......................           35,500              363,875
 *Advanced Technology Labs, Inc.  ..........................          100,827            2,898,776
  Advantage Bancorp, Inc.  .................................           25,725              826,416
 *Advest Group, Inc.  ......................................           57,300              601,650
 *Aequitron Medical, Inc.  .................................           15,400              151,113
 *Aeroflex, Inc.  ..........................................           81,200              365,400
 *Aerosonic Corp. DE  ......................................            9,200               31,050
 *Aerovox, Inc.  ...........................................           39,100              219,938
  Affiliated Community Bancorp  ............................            6,800              153,425
 *Air & Water Technologies Corp.  Class A  .................            1,200                7,425
 *Air Methods Corp.  .......................................           53,200              114,713
  Airborne Freight Corp.  ..................................          199,600            4,291,400
 *Airways Corp.  ...........................................           14,600               54,750
 *Alamco, Inc.  ............................................           31,100              357,650
*#Alaska Air Group, Inc.  ..................................           95,000            2,291,875
 *Alba-Waldensian, Inc.  ...................................            4,700               27,025
  Albank Financial Corp.  ..................................           85,080            2,786,370
 *Aldila, Inc.  ............................................          115,300              518,850
  Alfa Corp.  ..............................................           16,900              196,463
 *Alkermes, Inc.  ..........................................           78,000            1,111,500
 *Alliance Semiconductor Corp.  ............................           85,700              685,600
  Allied Group, Inc.  ......................................           33,000            1,456,125
  Allied Healthcare Products, Inc.  ........................           16,800              115,500
 *Allied Holdings, Inc.  ...................................           44,300              359,938
  Allied Life Financial Corp.  .............................           31,600              553,000
  Allied Products Corp.  ...................................           18,400              439,300
 *Allied Research Corp.  ...................................           49,500              266,063
 *Allou Health & Beauty Care, Inc.  Class A  ...............           43,200              283,500
 *Allstate Financial Corp.  ................................           20,900              138,463
 *Allwaste, Inc.  ..........................................          264,900            1,158,938
 *Aloette Cosmetics, Inc.  .................................           17,300               50,819
 *Alpha Industries, Inc.  ..................................           87,200              686,700
 *Alpha Microsystems, Inc.  ................................           19,400               32,434



THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                                       Shares             Value+
                                                                      ---------         -----------
 *Alpha Technologies Group, Inc.  ..........................            3,200           $   14,800
  Alpharma, Inc. Class A  ..................................           35,800              456,450
  Amcast Industrial Corp.  .................................           65,100            1,537,988
  Amcore Financial, Inc.  ..................................           37,900              852,750
 *America Services Group, Inc.  ............................           18,000              194,625
 *America West Airlines, Inc. Class B  .....................          167,500            2,449,688
  American Annuity Group, Inc.  ............................           49,850              660,513
  American Bank of Connecticut  ............................              100                2,925
 *American Banknote Corp.  .................................          123,900              604,013
  American Biltrite, Inc.  .................................           17,600              360,800
 *American Classic Voyages Co.  ............................            1,100               10,106
  American Eagle Group, Inc.  ..............................           75,600              302,400
 *American Ecology Corp.  ..................................           51,900               53,522
 *American Exploration Co.  ................................           77,700            1,252,913
 *American Freightways Corp.  ..............................          472,000            4,926,500
  American Heritage Life Investment  Corp.  ................          124,300            2,804,519
  American Indemnity Financial Corp.  ......................           14,200              144,663
 *American Media, Inc. Class A  ............................          106,500              612,375
  American Medical Electronics, Inc. (Escrow-Bonus)  .......           20,800                    0
  American Medical Electronics, Inc. (Escrow-Earnings)  ....           20,800                    0
 *American Mobile Satellite Corp.  .........................          161,000            1,982,313
 *American Oilfield Divers, Inc.  ..........................           41,800              538,175
 *American Pacific Corp.  ..................................           65,100              447,563
 *American Physicians Services  Group, Inc.  ...............           19,500              117,000
  American Recreation Centers, Inc.  .......................           32,800              166,050
 *American Software, Inc. Class A  .........................          122,100              724,969
 *American Technical Ceramics  Corp.  ......................           23,800              142,800
 *American Travellers Corp.  ...............................          123,600            4,356,900
  American Vanguard Corp.  .................................            7,040               49,720
 *American Waste Services, Inc.  Class A  ..................          175,300              372,513
  American Woodmark Corp.  .................................           35,010              385,110
  Americana Bancorp, Inc.  .................................           23,300              366,974
 *Ameriwood Industries International  Corp.  ...............           29,900              278,444
  Ameron, Inc.  ............................................           28,200            1,360,650
 *Ames Department Stores, Inc.  ............................           82,900              404,138
 *Amistar Corp.  ...........................................           17,200               58,050
  Ampco-Pittsburgh Corp.  ..................................          103,100            1,430,513
 *Amrep Corp.  .............................................           74,992              365,586
 *Amresco, Inc.  ...........................................           10,000              216,250
 *Amtech Corp.  ............................................          143,700            1,086,731
 *Amtran, Inc.  ............................................          102,900              746,025
  Amvestors Financial Corp.  ...............................           99,848            1,435,315
  Amwest Insurance Group, Inc.  ............................           28,050              352,378
  Analogic Corp.  ..........................................           79,500            2,186,250
  Analysis & Technology, Inc.  .............................           19,200              277,200
 *Anaren Microwave, Inc.  ..................................           35,800              219,275
  Anchor Bancorp Wisconsin, Inc.  ..........................           29,925            1,054,856
  Andover Bancorp, Inc. DE  ................................           35,760              958,815
  Angelica Corp.  ..........................................           85,200            1,640,100
*#Ann Taylor Stores Corp.  .................................          223,400            4,523,850
 *Antec Corp.  .............................................           22,000              211,750
 *Anuhco, Inc.  ............................................           53,700              456,450
 *Apertus Technologies, Inc.  ..............................           34,900              107,972

                                      10

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                                       Shares             Value+
                                                                      ---------         -----------
 *Apogee, Inc.  ............................................           12,000           $   68,250
 *Applied Extrusion Technologies,  Inc.  ...................           67,900              636,563
 *Applied Signal Technologies, Inc.  .......................           58,900              268,731
 *Arbatax International, Inc.  .............................            6,000               40,500
 *Arch Communications Group, Inc.  .........................          220,400            2,424,400
 *Arden Industrial Products, Inc.  .........................           49,200              255,225
  Arkansas Best Corp.  .....................................          219,000            1,108,688
 *Armco, Inc.  .............................................          225,000            1,012,500
 *Arrow Automotive Industries, Inc.  .......................           21,600               89,100
  Arrow Financial Corp.  ...................................            5,234              125,289
 *Artistic Greetings, Inc.  ................................           40,600              190,313
  Arvin Industries, Inc.  ..................................          153,000            3,633,750
 *Aseco Corp.  .............................................           16,500              158,813
  Ashland Coal, Inc.  ......................................           93,000            2,394,750
 *Astec Industries, Inc.  ..................................           67,100              595,513
  Astoria Financial Corp.  .................................          148,000            5,568,500
  Astro-Med, Inc.  .........................................           40,675              350,822
 *Astronics Corp.  .........................................           20,625               99,258
 *Astrosystems, Inc.  ......................................           31,600              175,775
 *Astrotech International Corp.  ...........................           66,000              342,375
 *Asyst Technologies, Inc.  ................................           17,200              337,550
 *Athey Products Corp.  ....................................            7,140               31,907
 *Atkinson (Guy F.) of California  .........................           62,100              632,644
 *Atlantic Gulf Communities Corp.  .........................          102,200              447,125
 *Atlantic Tele-Network, Inc.  .............................           66,200            1,270,213
 *Atlantis Plastics, Inc.  .................................           40,800              351,900
  Atrion Corp.  ............................................           11,100              289,988
 *Atwood Oceanics, Inc.  ...................................           38,800            2,163,100
 *Au Bon Pain, Inc. Class A  ...............................           70,300              540,431
*#Audiovox Corp. Class A  ..................................           60,800              319,200
  Augat, Inc.  .............................................          149,300            4,217,725
 *Autoinfo, Inc.  ..........................................           51,100              143,719
 *Autologic Information International,  Inc.  ..............            7,100               42,600
 *Avatar Holdings, Inc.  ...................................           22,400              705,600
  Aviall, Inc.  ............................................          152,500            1,505,938
 *Avondale Industries, Inc.  ...............................           92,800            1,618,200
 *Aydin Corp.  .............................................           51,200              460,800
 *Aztar Corp.  .............................................          354,300            2,568,675
  Aztec Manufacturing Co.  .................................           45,000              320,625
 *BEC Group, Inc.  .........................................            8,380               39,805
  BEI Electronics, Inc.  ...................................           46,100              504,219
 *BF Enterprises, Inc.  ....................................            2,300               15,238
  BHC Financial, Inc.  .....................................           60,800              972,800
 *BI, Inc.  ................................................           21,100              145,063
 *BMC West Corp.  ..........................................           64,300              771,600
  BMJ Financial Corp.  .....................................            6,900              170,775
 *BPI Packaging Technologies, Inc.  ........................           78,200              183,281
 *BRC Holdings, Inc.  ......................................           11,100              453,713
  BSB Bancorp, Inc.  .......................................           69,800            1,867,150
  BT Financial Corp.  ......................................           26,284              988,936
 *BWAY Corp.  ..............................................           50,800              917,575
 *Back Bay Restaurant Group, Inc.  .........................           22,600               67,800
  Badger Meter, Inc.  ......................................           10,600              414,725
  Badger Paper Mills, Inc.  ................................           10,400              115,050
  Bairnco Corp.  ...........................................           65,500              409,375
  Baker (J.), Inc.  ........................................          155,818              964,124
 *Baker (Michael) Corp.  ...................................           60,800              387,600
  Baldwin & Lyons, Inc. Class B  ...........................            1,600               28,700
 *Baldwin Piano & Organ Co.  ...............................           27,000              347,625
 *Baldwin Technology, Inc. Class A  ........................          108,100              283,763
  Ball Corp.  ..............................................           12,000              294,000
 *Bally Entertainment Corp.  ...............................           95,400            2,778,525
 *Bally Total Fitness Holding Corp.  .......................           48,175              270,984



THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                                       Shares             Value+
                                                                      ---------         -----------
 *Baltek Corp.  ............................................            4,500           $   34,313
 *BancTec, Inc.  ...........................................           70,357            1,398,345
 *Bancinsurance Corp.  .....................................           11,300               44,494
  Bancorp Connecticut, Inc.  ...............................           10,900              247,975
 *Bank United Financial Corp.
   Class A .................................................           19,900              180,344
  BankAtlantic Bancorp, Inc.  ..............................           77,931            1,008,232
  BankAtlantic Bancorp, Inc. Class A  ......................           19,482              252,048
  BankNorth Group, Inc. DE  ................................           24,200              934,725
  Bankers Corp.  ...........................................           87,940            1,703,838
 *Banner Aerospace, Inc.  ..................................          157,400            1,318,225
 *Barry (R.G.) Corp.  ......................................           18,000              200,250
 *Basin Exploration, Inc.  .................................           78,600              486,338
  Bassett Furniture Industries, Inc.  ......................           90,250            2,047,547
 *Bay Networks, Inc.  ......................................           13,631              364,629
  Bay View Capital Corp.  ..................................           49,000            2,033,500
 *Bayou Steel Corp. Class A  ...............................           76,100              214,031
 *Be Aerospace, Inc.  ......................................          126,100            2,908,181
  Bearings, Inc.  ..........................................           17,100              472,388
 *Beazer Homes USA, Inc.  ..................................           76,200            1,228,725
 *Bel Fuse, Inc.  ..........................................           38,500              486,063
 *Belden & Blake Corp.  ....................................           76,300            1,936,113
 *Bell Industries, Inc.  ...................................           61,135            1,237,984
 *Bell Microproducts, Inc.  ................................           59,300              466,988
 *Bell Sports Corp.  .......................................          148,500              937,406
 *Bellwethwer Exporation Co.  ..............................           65,600              508,400
 *Ben & Jerry's Homemade, Inc.  Class A  ...................           47,700              611,156
 *Ben Franklin Retail Stores, Inc.  ........................           47,331                4,733
 *Berlitz International, Inc.  .............................           79,100            1,522,675
 *Bertuccis, Inc.  .........................................           62,100              337,669
  Bindley Western Industries, Inc.  ........................           77,800            1,380,950
  Binks Manufacturing Co.  .................................           30,918              865,704
 *Bird Corp.  ..............................................           18,800              101,050
  Birmingham Steel Corp.  ..................................          214,500            3,780,563
 *Biscayne Apparel, Inc.  ..................................            2,093                1,962
 *Black Hawk Gaming &
   Development, Inc. .......................................           17,400              104,400
  Blair Corp.  .............................................           77,100            1,513,088
  Blessings Corp.  .........................................           20,000              196,250
 *Blowout Entertainment, Inc.  .............................            7,554               28,799
 *Bluegreen Corp.  .........................................          138,398              397,894
  Bob Evans Farms, Inc.  ...................................           81,700            1,072,313
 *Bombay Co., Inc.  ........................................          359,100            1,705,725
 *Bon-Ton Stores, Inc.  ....................................          106,900              614,675
 *Boomtown, Inc.  ..........................................           68,600              450,188
 *Borland International, Inc.  .............................           79,800              645,881
 *Borror Corp.  ............................................           41,000              184,500
  Bowl America, Inc. Class A  ..............................           35,000              236,250
  Bowne & Co., Inc.  .......................................          112,616            2,759,092
*#Bradlees, Inc.  ..........................................           62,100               62,100
 *Brauns Fashions Corp.  ...................................           22,200              154,013
  Brenton Banks, Inc.  .....................................              715               18,143
 *Brite Voice Systems, Inc.  ...............................            2,000               29,000
 *Brock International, Inc.  ...............................           12,700               40,481
 *Brookstone, Inc.  ........................................           46,800              482,625
 *Brothers Gourmet Coffees, Inc.  ..........................           94,000              246,750
 *Brown & Sharpe Manufacturing Co.  Class A  ...............           50,700              728,813
  Brown Group, Inc.  .......................................          147,200            2,796,800
  Brush Wellman, Inc.  .....................................          127,900            2,142,325
 *Buckhead America Corp.  ..................................            5,700               34,913
 *Buffton Corp.  ...........................................           41,800               95,356
 *Builders Transport, Inc.  ................................           42,900              128,700
 *Bull Run Corp. GA  .......................................           37,900               85,275

                                      11

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                                       Shares             Value+
                                                                      ---------         -----------
 *Burlington Coat Factory Warehouse  Corp.  ................          319,300           $3,831,600
 *Burr Brown Corp.  ........................................           46,200            1,195,425
 *Butler International, Inc.  ..............................           23,200              226,200
 *Buttrey Food & Drug Stores Co.  ..........................           59,600              491,700
  CFX Corp.  ...............................................           50,663              759,945
  CML Group, Inc.  .........................................          296,600            1,186,400
  CPB, Inc.  ...............................................           33,900            1,004,288
  CPI Corp.  ...............................................          100,800            1,713,600
 *CSP, Inc.  ...............................................           29,200              237,250
 *CSS Industries, Inc.  ....................................           17,900              431,838
  CTS Corp.  ...............................................           32,100            1,271,963
  CU Bancorp  ..............................................           46,200              522,638
  Cabot Oil & Gas Corp. Class A  ...........................          109,700            1,947,175
  Cadmus Communications Corp.  .............................           54,000              894,375
 *Calcomp Technology, Inc.  ................................           25,200               71,663
*#Caldor Corp.  ............................................          111,100              180,538
  California Financial Holding Corp.  ......................           38,830            1,130,924
 *California Microwave, Inc.  ..............................           28,300              424,500
  Calmat Co.  ..............................................          182,800            3,336,100
 *Calumet Bancorp, Inc.  ...................................           18,000              605,250
 *Cambridge Soundworks, Inc.  ..............................           20,000              100,000
 *Campo Eletronics, Appliances &  Computers, Inc.  .........           43,900               65,850
 *Canandaigua Wine Co., Inc.
   Class A .................................................           29,300              787,438
 *Canisco Resources, Inc.  .................................            5,700               27,788
  Cape Cod Bank & Trust Co.  ...............................           11,200              263,900
 *Capital Pacific Holdings, Inc.  ..........................            5,000               12,500
  Capital Re Corp.  ........................................          116,100            4,455,338
  Capitol American Financial Corp.  ........................          113,400            4,110,750
  Capitol Bancorp, Ltd.  ...................................           31,570              509,066
  Capsure Holdings Corp.  ..................................          123,600            1,174,200
  Cardinal Health, Inc.  ...................................           12,062            1,008,685
 *Cardinal Realty Services, Inc.  ..........................            5,400              112,725
 *Cardiotech International, Inc.  ..........................           20,172               50,430
 *Care Group, Inc.  ........................................           71,130              124,478
 *Carmike Cinemas, Inc. Class A  ...........................           42,400            1,155,400
  Carnegie Bancorp  ........................................            5,900              116,525
  Carolina First Corp.  ....................................           22,102              429,608
  Carpenter Technology Corp.  ..............................          117,600            4,174,800
 *Carr-Gottstein Foods Co.  ................................          100,657              364,882
 *Carson Pirie Scott & Co.  ................................           97,900            2,533,163
  Carter-Wallace, Inc.  ....................................          237,800            3,715,625
 *Carver Corp. WA  .........................................           12,900               41,119
  Cash America International, Inc.  ........................          200,100            1,575,788
 *Casino Magic Corp.  ......................................           34,600               98,394
 *Catalina Lighting, Inc.  .................................           85,700              428,500
 *Catherines Stores Corp.  .................................           53,600              308,200
  Cato Corp. Class A  ......................................          172,700              841,913
 *Cayenne Software, Inc.  ..................................           52,100              229,566
 *Celadon Group, Inc.  .....................................          100,000            1,006,250
 *Celebrity, Inc.  .........................................           42,700              144,113
 *Cell Genesys, Inc.  ......................................           35,500              241,844
*#Cellstar Corp.  ..........................................           15,200              179,550
  Cenfed Financial Corp.  ..................................           36,520            1,104,730
  Cenit Bancorp, Inc.  .....................................           13,300              525,350
 *Centennial Cellular Corp. Class A  .......................          139,800            1,633,913
  Center Banks, Inc.  ......................................            9,300              155,194
 *Centigram Communications Corp.  ..........................           44,800              632,800
  Central & Southern Holding Co.  ..........................           14,700              144,244
  Central Co-Operative Bank
   Somerville, MA ..........................................           13,200              234,300
  Central Reserve Life Corp.  ..............................           26,600              202,825
 *Central Sprinkler Corp.  .................................           29,200              543,850



THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                                       Shares             Value+
                                                                      ---------         -----------
 *Central Tractor Farm & Country,  Inc.  ...................           13,000           $  182,000
 *Cephalon, Inc.  ..........................................           48,600              850,500
 *Ceradyne, Inc.  ..........................................           11,100               81,169
  Chaparral Steel Co.  .....................................          206,400            2,657,400
 *Charming Shoppes, Inc.  ..................................          516,600            2,615,288
 *Chart House Enterprises, Inc.  ...........................           65,500              352,063
  Charter Power Systems, Inc.  .............................           12,000              322,500
 *Check Technology Corp.  ..................................            7,600               66,500
 *Checkers Drive-In Restaurant, Inc.  ......................              100                  133
 *Chemfab Corp.  ...........................................           16,050              228,713
 *Chempower, Inc.  .........................................            7,300               40,606
 *Cherry Corp. Class A  ....................................           48,700              541,788
 *Cherry Corp. Class B  ....................................           32,500              345,313
  Chesapeake Corp.  ........................................           18,800              573,400
  Chester Valley Bancorp  ..................................              606               11,666
 *Chic by His, Inc.  .......................................           73,200              347,700
  Chicago Rivet & Machine Co.  .............................            5,900              184,375
 *Children's Discovery Centers of  America, Inc. Class A  ..           55,800              313,875
 *Chips & Technologies, Inc.  ..............................            5,700              119,700
  Chittenden Corp.  ........................................           30,820              780,131
 *Chock Full O' Nuts Corp.  ................................          107,323              496,369
 *Christiana Companies, Inc.  ..............................           60,000            1,485,000
*#Cincinnati Microwave, Inc.  ..............................           22,000               18,563
 *Cinergi Pictures Entertainment, Inc.  ....................           61,700              123,400
 *Circon Corp.  ............................................           26,500              428,969
 *Circuit Systems, Inc.  ...................................           35,900              166,038
 *Citadel Holding Corp.  ...................................           40,200              108,038
 *Citation Computer System, Inc.  ..........................           11,200              111,300
 *Citation Corp.  ..........................................           66,000              655,875
  Citfed Bancorp, Inc.  ....................................           28,600            1,326,325
  Citizens Bancorp MD  .....................................           99,900            5,756,738
  Citizens Banking Corp.  ..................................           27,100              829,938
  City National Corp.  .....................................            6,600              136,950
 *Civic Bancorp  ...........................................           33,200              346,525
 *Clean Harbors, Inc.  .....................................           66,000              148,500
  Cleveland Cliffs, Inc.  ..................................          131,300            5,810,025
 *Cliffs Drilling Co.  .....................................           28,210            1,459,868
 *Coast Distribution System  ...............................           37,600              148,050
 *Coast Savings Financial, Inc.  ...........................          121,000            4,295,500
  Coastal Bancorp, Inc.  ...................................           35,200              866,800
 *Coastal Physician Group, Inc.  ...........................          161,000              603,750
 *Cobra Electronic Corp.  ..................................           42,400              132,500
  Coca Cola Bottling Co.
   Consolidated ............................................            9,700              447,413
 *Code Alarm, Inc.  ........................................           23,200               89,900
  Coeur d'Alene Mines Corp. ID  ............................           54,500              797,063
 *Coherent, Inc.  ..........................................           36,800            1,584,700
 *Coho Energy, Inc.  .......................................           83,700              638,213
  Collagen Corp.  ..........................................           50,300            1,009,144
  Collective Bancorp, Inc.  ................................           43,600            1,547,800
 *Collins Industries, Inc.  ................................           12,500               70,703
 *Columbia Banking System, Inc.  ...........................           26,040              410,130
 *Columbus Energy Corp.  ...................................           16,700              175,350
 *Comdial Corp.  ...........................................           62,000              430,125
  Commerce Bancorp, Inc.  ..................................           13,230              383,670
  Commercial Bancshares, Inc.  .............................           22,900              352,088
  Commercial Federal Corp.  ................................           52,863            2,557,248
  Commercial Intertech Corp.  ..............................           59,500              617,313
  Commercial Metals Co.  ...................................          102,800            3,276,750
 *Communications Central, Inc.  ............................           57,200              411,125
  Community Bank System, Inc.  .............................           26,500            1,036,813
  Community Bankshares, Inc. NH  ...........................           20,500              410,000
  Community First Bankshares, Inc.  ........................           16,700              455,075

                                      12

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                                       Shares             Value+
                                                                      ---------         -----------
 *Community Psychiatric Centers  ...........................          345,800           $3,112,200
  Computer Data Systems, Inc.  .............................           18,700              603,075
 *Computer Outsourcing Services,  Inc.  ....................           21,800               68,125
 *Computrac, Inc.  .........................................           25,900               51,800
 *Comshare, Inc.  ..........................................           14,250              209,297
 *Comstock Resources, Inc.  ................................           14,000              177,625
 *Comtech Telecommunications  Corp.  .......................           19,600               60,638
 *Concord Fabrics, Inc. Class A  ...........................           15,900               95,400
 *Cone Mills Corp. NC  .....................................          180,000            1,507,500
 *Conmed Corp.  ............................................              961               16,938
 *Continental Can, Inc. DE  ................................           32,400              449,550
  Continental Homes Holding Corp.  .........................           58,248            1,194,084
 *Continental Materials Corp.  .............................            2,300               48,875
 *Control Data Systems, Inc.  ..............................           81,800            1,620,663
 *Convest Energy Corp.  ....................................           10,000               60,000
  Cooker Restaurant Corp.  .................................          150,000            1,668,750
 *Cooperative Bankshares, Inc.  ............................           10,400              211,900
 *Coram Healthcare Corp.  ..................................           34,300              150,063
  Core Industries, Inc.  ...................................           72,400            1,049,800
 *Core, Inc.  ..............................................            7,400               72,150
 *Cornerstone Imaging, Inc.  ...............................           72,000              639,000
 *Corrpro Companies, Inc.  .................................           48,800              390,400
 *Cortech, Inc.  ...........................................           71,900              123,578
 *Cosmetic Centers, Inc. Class A  ..........................           18,900              115,763
 *Cosmetic Centers, Inc. Class B  ..........................           15,600               96,525
  Courier Corp.  ...........................................           15,600              212,550
 *Cover-All Technologies, Inc.  ............................           50,000               60,938
 *Craig Corp.  .............................................           37,300              536,188
 *Criticare Systems, Inc.  .................................           49,100              121,216
 *Crop Growers Corp.  ......................................           17,300              120,019
  Cross (A.T.) Co. Class A  ................................           10,000              110,000
 *Crosscomm Corp.  .........................................           58,500              343,688
 *Crown Books Corp.  .......................................           20,300              208,075
 *Crown Central Petroleum Corp.  Class A  ..................           32,000              456,000
 *Crown Central Petroleum Corp.  Class B  ..................           41,400              543,375
  Crown Crafts, Inc.  ......................................           78,300              724,275
 *Crown Vantage, Inc.  .....................................            4,820               44,585
 *Crown-Andersen, Inc.  ....................................           10,800               64,800
 *Cruise America, Inc.  ....................................           42,100              228,919
  Cubic Corp.  .............................................           74,250            1,568,531
 *Culbro Corp.  ............................................           18,700            1,065,900
  Culp, Inc.  ..............................................            8,100              124,538
  Curtiss-Wright Corp.  ....................................           25,100            1,269,119
 *Cyberoptics Corp.  .......................................           20,800              240,500
 *Cybex International, Inc.  ...............................           42,300              407,138
 *Cygne Designs, Inc.  .....................................           59,100               55,406
 *Cyrk, Inc.  ..............................................           73,000              917,063
 *Cytrx Corp.  .............................................           14,000               48,563
 *D&N Financial Corp.  .....................................           49,700              767,244
 *DBA Systems, Inc.  .......................................           31,700              190,200
 *DII Group, Inc.  .........................................           43,400            1,068,725
 *DIY Home Warehouse, Inc.  ................................              300                1,350
 *DM Management Co.  .......................................           32,300              109,013
  DS Bancor, Inc.  .........................................           28,801            1,224,043
 *DSP Technology, Inc.  ....................................           13,600               64,600
  DT Industries, Inc.  .....................................           50,000            1,746,875
 *DVI, Inc.  ...............................................           11,800              153,400
 *Dairy Mart Convenience Stores, Inc.  Class A  ............            9,000               44,438
 *Daka International, Inc.  ................................           31,300              293,438
 *Damark International, Inc. Class A  ......................           56,800              511,200



THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                                       Shares             Value+
                                                                      ---------         -----------
  Dames & Moore, Inc.  .....................................          149,300           $2,034,213
  Daniel Industries, Inc.  .................................          145,700            2,039,800
 *Danskin, Inc.  ...........................................           29,600               75,850
  Dart Group Corp. Class A  ................................            5,600              544,600
 *Data Broadcasting Corp.  .................................           33,870              266,726
 *Data General Corp.  ......................................          189,700            2,774,363
 *Data I/O Corp.  ..........................................           35,100              168,919
 *Data Race, Inc.  .........................................           29,800              504,738
 *Data Systems & Software, Inc.  ...........................           49,300              249,581
 *Data Translation, Inc.  ..................................           33,000              371,250
 *Dataflex Corp.  ..........................................           36,500              100,375
 *Datakey, Inc.  ...........................................           19,100               82,369
 *Dataram Corp.  ...........................................           26,600              206,150
 *Datascope Corp.  .........................................           12,000              225,000
 *Dataware Technologies, Inc.  .............................           47,000              170,375
 *Datron Systems, Inc.  ....................................           19,200              183,600
 *Datum, Inc.  .............................................           27,000              354,375
 *Davco Restaurants, Inc.  .................................           42,800              387,875
 *Dave and Busters, Inc.  ..................................            2,140               44,138
 *Dawson Geophysical Co.  ..................................           27,500              254,375
 *Daxor Corp.  .............................................           32,400              437,400
 *DeGeorge Financial Corp.  ................................           19,900               27,984
  Deb Shops, Inc.  .........................................           86,800              396,025
 *Deckers Outdoor Corp.  ...................................           65,400              572,250
  Decorator Industries, Inc.  ..............................           13,333              138,330
  Defiance, Inc.  ..........................................           50,200              326,300
 *Deflecta-Shield Corp.  ...................................           32,000              276,000
 *Del Electronics Corp.  ...................................           18,231              160,661
 *Delaware Ostego Corp.  ...................................            1,157               11,715
  Delchamps, Inc.  .........................................           55,100            1,150,213
 *Delphi Financial Group, Inc.
   Class A .................................................           12,000              339,000
  Delta Natural Gas Co., Inc.  .............................            6,600              124,575
  Delta Woodside Industries, Inc.  .........................          201,500            1,209,000
 *Designs, Inc.  ...........................................          124,600              837,156
 *Detection Systems, Inc.  .................................           20,000              366,250
 *Detrex Corp.  ............................................            2,800               18,200
 *Detroit Diesel Corp.  ....................................           26,800              529,300
 *Devcon International Corp.  ..............................           33,600              220,500
 *Devlieg-Bullard, Inc.  ...................................            5,000               12,031
 *Dianon Systems, Inc.  ....................................           40,000              320,000
 *Digital Sound Corp.  .....................................           25,000               50,781
 *Digital Systems International, Inc.  .....................           31,100              472,331
  Dime Financial Corp.  ....................................           38,900              695,338
*#Discovery Zone, Inc.  ....................................           22,400                8,400
 *Dixie Yarns, Inc.  .......................................           77,900              516,088
 *Dixon Ticonderoga Co.  ...................................           21,750              154,969
 *Dominion Bridge Corp.  ...................................           45,000              116,719
  Donegal Group, Inc.  .....................................           27,900              540,563
  Donnelly Corp. Class A  ..................................           62,600            1,345,900
 *Dotronix, Inc.  ..........................................            1,000                1,172
  Downey Financial Corp.  ..................................          142,335            4,092,131
 *Dress Barn, Inc.  ........................................          160,423            2,296,054
 *Drug Emporium, Inc.  .....................................           91,300              370,906
 *Drypers Corp.  ...........................................           49,400              228,475
 *Durakon Industries, Inc.  ................................           37,900              459,538
  Duty Free International, Inc.  ...........................           51,700              814,275
  Dyersburg Corp.  .........................................           98,200              589,200
  Dynamics Corp. of America  ...............................           38,300            1,091,550
 *Dynamics Research Corp.  .................................           41,840              410,555
 *Dynatech Corp.  ..........................................           41,800            1,964,600
 *E-Z-Em, Inc. Class A  ....................................           24,800              274,350
 *E-Z-Em, Inc. Class B  ....................................            1,443               15,512
 *EA Engineering Science &
   Technology, Inc. ........................................           43,825               87,650

                                      13

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                                       Shares             Value+
                                                                      ---------         -----------
 *ECC International Corp.  .................................           38,700           $  314,438
 *ELXSI Corp.  .............................................           27,900              146,475
  EMC Insurance Group, Inc.  ...............................           33,600              390,600
 *ERO, Inc.  ...............................................            8,800               58,300
 *ESCO Electronics Corp. Trust  Receipts  ..................           92,800              904,800
  Eagle Bancshares, Inc.  ..................................           38,400              571,200
  Eagle Financial Corp.  ...................................           30,837              928,965
 *Eagle Food Centers, Inc.  ................................           74,300              325,063
 *Eagle Hardware & Garden, Inc.  ...........................          129,400            3,137,950
  Eastern Bancorp, Inc.  ...................................           25,800              577,275
  Eastern Co.  .............................................           19,600              264,600
  Eaton Vance Corp.  .......................................           64,923            2,791,689
  Ecology & Environment, Inc.
   Class A .................................................           15,000              141,563
*#Edison Brothers Stores, Inc.  ............................           44,500               61,188
 *Edisto Resources Corp.  ..................................          102,200              932,575
 *Edo Corp.  ...............................................           18,600              134,850
 *Education Alternatives, Inc.  ............................           48,700              206,975
 *Educational Insights, Inc.  ..............................           49,300              123,250
 *Egghead, Inc.  ...........................................          130,500              807,469
  Ekco Group, Inc.  ........................................          214,300              723,263
 *El Chico Restaurants, Inc.  ..............................           40,900              316,975
  Elcor Corp.  .............................................           15,700              333,625
  Eldorado Bancorp CA  .....................................           16,910              348,769
 *Electro Rent Corp.  ......................................           39,000              916,500
 *Electro Scientific Industries, Inc.  .....................           51,700            1,266,650
 *Electroglas, Inc.  .......................................          147,500            2,581,250
 *Electromagnetic Sciences, Inc.  ..........................           66,350            1,368,469
 *Electronic Fab Technology, Inc.  .........................           27,400               94,188
*#Elek-Tek, Inc.  ..........................................           42,400              193,450
 *Emcon  ...................................................           86,700              335,963
 *Emisphere Technologies, Inc.  ............................           17,000              263,500
 *Empire of Carolina, Inc.  ................................           17,550              114,075
 *Emulex Corp.  ............................................           11,750              196,813
  Energen Corp.  ...........................................          116,300            3,154,638
  Engineered Support Systems, Inc.  ........................           24,500              255,719
  Engle Homes, Inc.  .......................................           53,800              443,850
  Enhance Financial Services Group,  Inc.  .................          141,100            4,832,675
 *Ensys Environmental Products, Inc.  ......................           45,000               84,375
 *Environmental Elements Corp.  ............................           30,300               75,750
 *Enviroq Corp.  ...........................................            2,420                3,479
 *Envirotest Systems Corp. Class A  ........................           98,100              223,791
 *Equinox Systems, Inc.  ...................................           21,000              245,438
 *Equitex, Inc.  ...........................................            9,400               22,325
 *Equitrac Corp.  ..........................................           23,700              248,850
 *Equity Oil Co.  ..........................................          122,000              400,313
  Espey Manufacturing & Electronics  Corp.  ................            3,500               59,063
 *Esterline Technologies Corp.  ............................           43,400            1,101,275
  Ethan Allen Interiors, Inc.  .............................          100,000            3,325,000
 *Evans & Sutherland Computer  Corp.  ......................           59,800            1,517,425
 *Evans Systems, Inc.  .....................................           19,700               98,500
 *Evans, Inc.  .............................................           20,800               40,300
  Evergreen Bancorp, Inc. DE  ..............................           62,800            1,008,725
 *Evergreen Resources, Inc.  ...............................           39,000              255,938
 *Exabyte Corp.  ...........................................              400                5,825
 *Exar Corp.  ..............................................           63,500            1,004,094
  Excel Industries, Inc.  ..................................           85,900            1,288,500
 *Executone Information Systems,  Inc.  ....................           78,600              203,869
  Exide Corp.  .............................................          145,000            3,697,500
 *Exide Electronics Group, Inc.  ...........................          146,000            1,587,750



THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                                       Shares             Value+
                                                                      ---------         -----------
 *Express America Holdings Corp.  ..........................           33,600           $  218,400
 *Ezcorp, Inc. Class A Non-Voting  .........................           51,500              395,906
  FCB Financial Corp.  .....................................           16,000              304,000
  FDP Corp.  ...............................................            7,000               98,875
  FFLC Bancorp  ............................................           18,600              369,675
  FFY Financial Corp.  .....................................           35,400              909,338
 *FM Properties, Inc.  .....................................            9,600               28,200
 *FNB Rochester Corp.  .....................................           26,000              320,125
 *FPA Corp.  ...............................................           20,100               21,356
 *FSI International, Inc.  .................................           87,500            1,274,219
 *FTP Software, Inc.  ......................................           12,000               94,500
  Fab Industries, Inc.  ....................................           41,081            1,098,917
 *Fabri-Centers of America, Inc.
   Class A .................................................           35,700              553,350
 *Fabri-Centers of America, Inc.
   Class B .................................................           35,700              522,113
 *Failure Group, Inc.  .....................................           59,100              347,213
 *Fairchild Corp. Class A  .................................           90,900            1,511,213
*#Fairfield Communities, Inc.  .............................           66,300            1,624,350
  Family Bancorp  ..........................................           27,550              967,694
 *Fansteel, Inc.  ..........................................           74,700              494,888
 *Farah, Inc.  .............................................           69,000              457,125
  Farmer Brothers Co.  .....................................               84               12,726
 *Farr Co.  ................................................           23,200              406,000
  Farrel Corp.  ............................................           40,800              117,300
  Federal Screw Works  .....................................            2,000               56,500
 *Fibreboard Corp.  ........................................           20,200              699,425
  Fidelity Bancorp, Inc. Delaware  .........................           23,600              402,675
 *Fieldcrest Cannon, Inc.  .................................          104,600            1,503,625
 *Fifty-Off Stores, Inc.  ..................................           42,600                7,322
 *Figgie International, Inc. Class B  ......................           17,700              202,444
 *Filenes Basement Corp.  ..................................          196,900              966,041
  First Albany Companies, Inc.  ............................           26,183              242,193
 *First Alert, Inc.  .......................................           59,900              235,856
  First American Financial Corp.  ..........................           90,800            3,325,550
 *First Cash, Inc.  ........................................           27,600              146,625
  First Central Financial Corp.  ...........................           49,600              189,100
  First Citizens Bancshares, Inc. NC  ......................           30,400            2,416,800
 *First Citizens Financial Corp.  ..........................           20,716              385,836
  First Defiance Financial Corp.  ..........................           22,700              278,075
  First Essex Bancorp  .....................................           42,800              593,850
  First Federal Capital Corp.  .............................           43,740            1,027,890
  First Federal Savings & Loan
   Association of East Hartford, CT ........................           17,600              404,800
  First Financial Corp. WI  ................................           12,000              356,250
  First Financial Corp. of Western  Maryland  ..............           15,000              478,125
  First Financial Holdings, Inc.  ..........................           42,700            1,008,788
  First Indiana Corp.  .....................................           37,618              959,259
  First Liberty Financial Corp.  ...........................           47,850              998,869
 *First Merchants Acceptance Corp.  ........................           24,000              499,500
  First Mississippi Corp.  .................................           40,100            1,157,888
  First Northern Capital Corp.  ............................           30,300              515,100
  First Oak Brook Bancshares, Inc.  Class A  ...............           14,500              311,750
  First Palm Beach Bancorp, Inc.  ..........................           36,800              926,900
 *First Republic Bancorp, Inc.  ............................           51,303              917,041
  First Savings Bancorp, Inc. North  Carolina  .............           27,300              505,050
  First Southeast Financial Corp.  .........................           27,800              283,213
  First State Financial Services, Inc.  ....................           10,300              160,294
  First Union Corp.  .......................................           49,979            3,817,181
  First Western Bancorp, Inc.  .............................           12,800              344,000
 *FirstFed Financial Corp. DE  .............................           95,700            2,284,838
  Firstbank of Illinois Co.  ...............................            1,200               40,950

                                      14

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                                       Shares             Value+
                                                                      ---------         -----------
  Firstfed Bancshares, Inc.  ...............................           32,550           $  549,281
 *Fischer Imaging Corp.  ...................................           21,600              144,450
  Fleming Companies, Inc.  .................................           78,297            1,282,113
  Flexsteel Industries, Inc.  ..............................           56,700              730,013
  Florida Rock Industries, Inc.  ...........................           64,700            1,989,525
 *Florsheim Shoe Co.  ......................................           30,100              142,975
  Fluke Corp.  .............................................           48,310            2,083,369
 *Fluor Daniel/GTI, Inc.  ..................................           15,822              136,465
 *Foilmark, Inc.  ..........................................           23,200               58,000
 *Foodarama Supermarkets, Inc.  ............................            2,400               33,600
 *Foodbrands America, Inc.  ................................           88,200            1,168,650
 *Foothill Independent Bancorp  ............................           30,220              324,865
  Forest City Enterprises, Inc.
   Class A .................................................           31,700            1,693,969
 *Foster (L.B.) Co. Class A  ...............................           69,000              282,469
 *Four Kids Entertainment, Inc.  ...........................           17,000               23,375
*#Foxmeyer Health Corp.  ...................................          189,340              426,015
  Franklin Bank National Associaton  Southfield, MI  .......            3,600               43,875
  Freds, Inc. Class A  .....................................           88,500              802,031
  Fremont General Corp.  ...................................          199,590            6,212,051
 *Fresh Choice, Inc.  ......................................           55,200              276,000
  Friedman Industries, Inc.  ...............................           46,974              281,844
  Frisch's Restaurants, Inc.  ..............................           48,506              654,826
 *Funco, Inc.  .............................................           34,300              282,975
 *Fuqua Enterprises, Inc.  .................................           35,000              844,375
  Furon Co.  ...............................................            9,900              201,713
 *G-III Apparel Group, Ltd.  ...............................           50,600              143,894
  GBC Bancorp  .............................................           48,200            1,367,675
 *GNI Group, Inc.  .........................................           42,700              277,550
 *GTI Corp.  ...............................................           25,700              138,138
 *GZA Geoenvironmental
   Technologies, Inc. ......................................           36,500              114,063
 *Galey & Lord, Inc.  ......................................          105,400            1,370,200
 *Galileo Electro-Optics Corp.  ............................           28,900              697,213
  Gamma Biologicals, Inc.  .................................           45,500              142,188
 *Gantos, Inc.  ............................................           52,950              196,908
  Garan, Inc.  .............................................           58,000            1,036,750
 *Garnet Resources Corp.  ..................................           44,600               17,422
 *Gasonics International, Inc.  ............................            7,200               78,300
 *Gehl Co.  ................................................           40,600              340,025
*#General Host Corp.  ......................................          153,658              537,803
  General Housewares Corp.  ................................           38,700              387,000
 *General Microwave Corp.  .................................              400                1,950
  General Physics Corp.  ...................................           22,900               94,463
 *Genesco, Inc.  ...........................................          138,000            1,397,250
 *Genicom Corp.  ...........................................           49,100              194,866
 *Genlyte Group, Inc.  .....................................           85,500              769,500
  Genovese Drug Stores, Inc.
   Class A .................................................            7,500              131,250
 *Genus, Inc.  .............................................           99,900              686,813
  George Mason Bankshares, Inc.  ...........................           15,000              341,250
  Gerber Scientific, Inc.  .................................           59,200              917,600
 *Getchell Gold Corp.  .....................................            2,844              111,272
  Getty Petroleum Corp.  ...................................            1,000               16,000
 *Giant Group, Ltd.  .......................................           50,600              423,775
  Giant Industries, Inc.  ..................................          104,200            1,589,050
 *Gibraltar Packaging Group, Inc.  .........................           43,200              156,600
 *Gibson Greetings, Inc.  ..................................          120,700            2,293,300
  Giddings & Lewis, Inc.  ..................................          254,600            2,959,725
 *Giga-Tronics, Inc.  ......................................           19,900              166,663
  Gilbert Associates, Inc.
   Class A .................................................           72,900              984,150
 *Gish Biomedical, Inc.  ...................................           28,800              190,800
  Gleason Corp.  ...........................................           17,700              522,150



THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                                       Shares             Value+
                                                                      ---------         -----------
 *Golden Books Family
   Entertainment, Inc. .....................................           54,000           $  617,625
  Golden Poultry Co., Inc.  ................................           74,950              768,238
 *Good Guys, Inc.  .........................................          218,300            1,760,044
  Gorman-Rupp Co.  .........................................            9,100              126,263
 *Gottschalks, Inc.  .......................................           70,700              477,225
*#Government Technology Services,  Inc.  ...................           49,200              304,425
 *Gradco Systems, Inc.  ....................................           78,000              277,875
 *Graham Corp.  ............................................            3,450               35,578
  Graham-Field Health Products, Inc.  ......................           92,400              750,750
  Grand Premier Financial, Inc.  ...........................           54,907              583,387
  Granite Construction, Inc.  ..............................           87,150            1,775,681
  Granite State Bankshares, Inc.  ..........................           15,200              336,300
 *Grant Geophysical, Inc.  .................................           21,600                4,725
  Graphic Industries, Inc.  ................................           87,500              792,969
 *Greater New York Savings Bank  NY  .......................           87,600            1,160,700
  Green (A.P.) Industries, Inc.  ...........................           55,594              548,991
  Greenbrier Companies, Inc.  ..............................          189,900            1,827,788
 *Greyhound Lines, Inc.  ...................................          218,000              844,750
 *Grist Mill & Co.  ........................................           50,000              296,875
 *Grossmans, Inc.  .........................................          202,300              221,266
 *Ground Round Restaurants, Inc.  ..........................           78,700              197,980
 *Group Technologies Corp.  ................................          105,000              196,875
  Grovebank for Savings  ...................................           11,200              550,200
  Guaranty National Corp.  .................................           32,805              545,383
  Guilford Mills, Inc.  ....................................           93,400            2,393,375
 *Gulfmark International, Inc.  ............................           11,100              610,500
 *Gundle/SLT Environmental, Inc.  ..........................          182,900            1,165,988
  HBO & Co.  ...............................................            9,698              552,180
  HF Financial Corp.  ......................................           22,800              379,050
 *HMG Worldwide Corp.  .....................................           50,700               71,297
  HMI Industries, Inc.  ....................................            9,000               48,375
 *HMN Financial, Inc.  .....................................           36,200              653,863
 *HPSC, Inc.  ..............................................           42,000              265,125
 *HS Resources, Inc.  ......................................           75,400            1,281,800
  HUBCO, Inc.  .............................................              635               15,558
 *Hadco Corp.  .............................................           22,500            1,044,844
  Haggar Corp.  ............................................           66,400            1,182,750
 *Hahn Automotive Warehouse, Inc.  .........................           37,256              316,676
 *Hallwood Group, Inc.  ....................................            2,075               29,569
 *Hampshire Group, Ltd.  ...................................           19,100              248,300
 *Hampton Industries, Inc.  ................................           24,690              129,623
 *Handex Environmental Recovery,  Inc.  ....................           49,800              591,375
  Handleman Co.  ...........................................          261,436            2,156,847
 *Hanger Orthopedic Group, Inc.  ...........................           55,600              333,600
 *Harding Lawson Associates Group,  Inc.  ..................           31,800              210,675
  Harleysville Group, Inc.  ................................           90,700            2,789,025
 *Harlyn Products, Inc.  ...................................           22,200               13,875
  Harris Savings Bank PA  ..................................            2,000               36,500
 *Harry's Farmers Market, Inc.
   Class A .................................................           27,900               99,394
 *Hartmarx Corp.  ..........................................          349,000            1,832,250
 *Harvey Entertainment Co.  ................................            6,400               45,200
  Harvey's Casino Resorts  .................................          100,800            1,675,800
  Haskel International, Inc.  ..............................           14,600              114,063
  Hastings Manufacturing Co.  ..............................              850               21,675
 *Hathaway Corp.  ..........................................           30,400              119,700
 *Hauser Chemical Research, Inc.  ..........................           73,000              428,875
  Haven Bancorp, Inc.  .....................................           30,800              860,475
  Haverty Furniture Co., Inc.  .............................          105,100            1,379,438
 *Hawthorne Financial Corp.  ...............................           18,700              148,431

                                      15

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                                       Shares             Value+
                                                                      ---------         -----------
 *Hays Wheels International, Inc.  .........................           11,950           $  409,288
  Health Images, Inc.  .....................................           77,800            1,215,625
 *Health O Meter Products, Inc.  ...........................           67,500              409,219
 *Health Risk Management, Inc.  ............................           15,300              226,631
 *Healthcare Services Group, Inc.  .........................           74,000              721,500
  Hechinger Co. Class A  ...................................          233,100              626,456
  Hechinger Co. Class B  ...................................           38,900              167,756
 *Hector Communications Corp.  .............................            8,500               63,750
  Heico Corp.  .............................................           17,768              355,360
 *Hein-Werner Corp.  .......................................           17,987              113,543
 *Heist (C.H.) Corp.  ......................................           16,800              138,600
 *Herley Industries, Inc.  .................................           15,400              196,350
 *Hexcel Corp.  ............................................           11,100              201,188
 *Hi-Lo Automotive, Inc.  ..................................          126,700              332,588
 *Hi-Shear Industries, Inc.  ...............................           53,500              146,296
 *High Plains Corp.  .......................................           46,400              247,950
 *Hitox Corp.  .............................................            9,100               23,319
  Hoenig Group, Inc.  ......................................           64,300              281,313
 *Holiday RV Superstores, Inc.  ............................           42,400               69,563
 *Hologic, Inc.  ...........................................           19,600              482,650
 *Holopak Technologies, Inc.  ..............................           27,800               90,350
  Home Beneficial Corp. Class B  ...........................           60,500            1,535,188
  Home Federal Bancorp  ....................................           15,500              538,625
  Home Port Bancorp, Inc.  .................................           13,100              223,519
 *Home State Holdings, Inc.  ...............................           57,000              438,188
 *Homecorp, Inc.  ..........................................            5,100               96,263
 *Homeowners Group, Inc.  ..................................           21,600               37,125
  Hooper Holmes, Inc.  .....................................           38,800              611,100
  Horizon Financial Corp.  .................................           23,600              321,550
 *Hospital Staffing Services, Inc.  ........................           40,200               90,450
 *Hosposable Products, Inc.  ...............................              600                3,038
 *Hovnanian Enterprises, Inc.
   Class A .................................................          139,784              821,231
 #Howell Corp.  ............................................           34,200              487,350
  Howell Industries, Inc.  .................................            1,600               65,200
  Hudson Foods, Inc. Class A  ..............................          237,150            4,327,988
  Hudson General Corp.  ....................................            2,500               90,625
  Huffy Corp.  .............................................          100,200            1,377,750
  Hughes Supply, Inc.  .....................................           13,000              559,000
 *Hugoton Energy Corp.  ....................................           25,000              271,875
  Hunt (J.B.) Transportation Services,  Inc.  ..............           19,100              269,788
  Hunt Manufacturing Co.  ..................................           25,700              452,963
  Huntco, Inc. Class A  ....................................           12,000              187,500
 *Hurco Companies, Inc.  ...................................            9,700               52,138
 *Hycor Biomedical, Inc.  ..................................           71,700              255,431
 *Hyde Athletic Industries, Inc.
   Class A .................................................           19,800              101,475
 *Hyde Athletic Industries, Inc.
   Class B .................................................           30,000              142,500
  ICO, Inc.  ...............................................           90,700              595,219
 *IEC Electronics Corp.  ...................................           45,900              355,725
 *IFR Systems, Inc.  .......................................           26,000              394,875
 *Imo Industries, Inc.  ....................................           20,900               70,538
 *Imperial Bancorp  ........................................           91,819            2,060,189
 *Imperial Holly Corp.  ....................................           70,900            1,098,950
 *In Focus Systems, Inc.  ..................................           24,000              504,000
 *In Home Health, Inc.  ....................................          104,100              201,694
 *Inacom Corp.  ............................................           68,000            2,112,250
 *Inco Homes Corp.  ........................................              940                  397
 *Incstar Corp.  ...........................................           18,200               77,350
  Independence Holding Co.  ................................           52,600              443,813
  Independent Bank Corp. MA  ...............................           61,200              577,575
  Independent Bank East  ...................................            8,820              300,983
  Indiana Federal Corp.  ...................................           31,950              702,900



THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                                       Shares             Value+
                                                                      ---------         -----------
  Industrial Acoustics Co., Inc.  ..........................              700           $    7,088
 *Industrial Training Corp.  ...............................           16,400               73,800
 *Information Resources, Inc.  .............................           65,600              750,300
 #Ingles Market, Inc. Class A  .............................           40,900              593,050
 *Innodata Corp.  ..........................................           11,600               16,675
 *Innoserv Technologies, Inc.  .............................           13,700               40,244
  Insituform East, Inc.  ...................................           29,200               83,950
  Insteel Industries, Inc.  ................................           56,300              450,400
  Instron Corp.  ...........................................           12,000              156,000
 *Insurance Auto Auctions, Inc.  ...........................           78,200              733,125
  Integrated Health Services, Inc.  ........................           76,500            1,683,000
 *Integrated Waste Services, Inc.  .........................           47,400               53,325
 *Intellicall, Inc.  .......................................           49,500              241,313
  Intelligent Electronics, Inc.  ...........................          121,639              912,293
 *Intelligent Systems Corp.  ...............................            8,075               23,216
  Inter-Regional Financial Group, Inc.  ....................           85,650            3,008,456
 *Interface Systems, Inc.  .................................           28,700              161,438
  Interface, Inc. Class A  .................................          132,600            2,635,425
 *Intergraph Corp.  ........................................           56,400              511,125
 *Interlinq Software Corp.  ................................           40,800              195,075
 *International Alliance Services, Inc.  ...................           37,960              348,758
  International Aluminum Corp.  ............................           33,600              865,200
 *International Lottery & Totalizer
   Systems, Inc. ...........................................           18,400               19,550
  International Multifoods Corp.  ..........................          212,500            3,346,875
  International Shipholding Corp.  .........................           49,475              871,997
*#International Technology Corp.  ..........................           69,025              698,878
 *International Thoroughbred
   Breeders, Inc. ..........................................           74,900              257,469
 *Interphase Corp.  ........................................           15,200              170,050
  Interpool, Inc.  .........................................           57,400            1,377,600
  Interstate Johnson Lane, Inc.  ...........................            9,100              119,438
*#Intertan, Inc.  ..........................................           89,800              516,350
 *Intervisual Books, Inc. Class A  .........................            9,900               15,778
  Interwest Bancorp, Inc.  .................................           17,600              578,600
  Investors Financial Services Corp.  ......................            5,408              148,044
  Investors Financial Services Corp.  Class A  .............            1,039               28,443
  Investors Title Co.  .....................................           18,200              284,375
  Isco, Inc.  ..............................................           15,800              156,025
 *Isolyser Co., Inc.  ......................................           22,000              178,750
 *Isomedix, Inc.  ..........................................           59,700              820,875
 *Iwerks Entertainment, Inc.  ..............................           97,300              626,369
 *J & J Snack Foods Corp.  .................................           74,500              814,844
  J & L Specialty Steel, Inc.  .............................          186,000            2,255,250
 *JPE, Inc.  ...............................................           20,100              153,263
  JSB Financial, Inc.  .....................................           80,800            2,939,100
  Jackpot Enterprises, Inc.  ...............................           29,800              298,000
 *Jaclyn, Inc.  ............................................           26,900              142,906
 *Jaco Electronics, Inc.  ..................................           30,446              268,305
  Jacobson Stores, Inc.  ...................................           58,650              564,506
 *Jan Bell Marketing, Inc.  ................................          193,900              448,394
 *Jason, Inc.  .............................................           30,000              213,750
 *Jean Philippe Fragrances, Inc.  ..........................           19,300              135,100
  Jefferson Savings Bancorp, Inc.  .........................           30,000              708,750
  John Alden Financial Corp.  ..............................          169,500            2,987,438
 *Johnson Worldwide Associates, Inc.  Class A  .............           48,100              559,163
  Johnston Industries, Inc.  ...............................           67,925              534,909
 *Johnstown American Industries,  Inc.  ....................          117,900              486,338
 *Jones Intercable, Inc. Class A  ..........................           71,000              763,250
 *Joseph A. Bank Clothiers, Inc.  ..........................           65,300              281,606
 *Just Toys, Inc.  .........................................           14,000               22,750
  Justin Industries, Inc.  .................................          174,300            1,841,044

                                      16

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                                       Shares             Value+
                                                                      ---------         -----------
  K Swiss, Inc. Class A  ...................................           30,400           $  336,300
 *K-Tron International, Inc.  ..............................            6,300               67,331
 *KBK Capital Corp.  .......................................            5,000               23,125
 *KLLM Transport Services, Inc.  ...........................           31,999              359,989
 *Kaiser Ventures, Inc.  ...................................           47,400              468,075
  Kaman Corp. Class A  .....................................          120,300            1,503,750
  Katy Industries, Inc.  ...................................           58,500              811,688
  Kaye Group, Inc.  ........................................           30,000              170,625
  Keithley Instruments, Inc.  ..............................            1,000               10,375
  Kellwood Co.  ............................................          164,918            2,968,524
  Kenan Transport Co.  .....................................              200                4,025
 *Kentucky Electric Steel, Inc.  ...........................           32,600              230,238
 *Kerr Group, Inc.  ........................................           33,000               90,750
 *Kewaunee Scientific Corp.  ...............................              700                4,156
*#Key Energy Group, Inc.  ..................................           40,000              485,000
 *Key Production Co., Inc.  ................................           63,962              807,520
 *Key Tronic Corp.  ........................................           58,100              504,744
 *Keystone Consolidated Industries,  Inc.  .................           68,286              503,609
 *Kinark Corp.  ............................................           21,600               64,800
 *Kinder-Care Learning Centers, Inc.  ......................          136,600            2,714,925
  Kinetic Concepts, Inc.  ..................................            3,900               48,263
 *Kinnard Investment, Inc.  ................................           42,700              242,856
 *Kit Manufacturing Co.  ...................................           11,100              122,794
  Knape & Vogt Manufacturing Co.  ..........................           42,631              682,096
 *Knogo North America, Inc.  ...............................           20,200              117,413
 *Koss Corp.  ..............................................           17,000              107,313
 *Krug International Corp.  ................................           35,400              163,725
 *Krystal Co.  .............................................           24,000              142,500
 *Kulicke & Soffa Industries, Inc.  ........................           32,500              662,188
  LCS Industries, Inc.  ....................................           13,200              171,600
  LSB Industries, Inc.  ....................................           99,500              460,188
  LSI Industries, Inc.  ....................................           13,230              155,453
 *LTX Corp.  ...............................................          128,500              754,938
 *Laclede Steel Co.  .......................................            8,700               28,819
  Ladd Furniture, Inc.  ....................................           73,227              983,988
 *Lamson & Sessions Co.  ...................................           28,300              212,250
 *Lancer Corp.  ............................................           10,800              160,650
 *Laserscope  ..............................................           61,000              335,500
  Lawyers Title Corp.  .....................................           66,212            1,258,028
 *Layne, Inc.  .............................................           29,600              410,700
 *Lazare Kaplan International, Inc.  .......................           11,300              218,938
 *Lechters, Inc.  ..........................................          151,900              721,525
  Lennar Corp.  ............................................          190,350            4,949,100
  Liberty Bancorp, Inc. Delaware  ..........................           18,000              436,500
  Liberty Bancorp, Inc. Oklahoma  ..........................           67,700            2,775,700
 *Liberty Technologies, Inc.  ..............................           39,000              112,125
  Life Re Corp.  ...........................................           72,800            2,684,500
 *Life USA Holdings, Inc.  .................................          132,800            1,328,000
 *Lifeline Systems, Inc.  ..................................           19,500              330,281
*#Ligand Pharmaceuticals, Inc.
   Class B .................................................           25,497              307,558
  Lillian Vernon Corp.  ....................................           85,300            1,023,600
 *Lindal Cedar Homes, Inc.  ................................            8,000               30,000
  Lindberg Corp.  ..........................................           33,100              326,863
 *Littlefield, Adams & Co.  ................................           12,000               39,000
 *Liuski International, Inc.  ..............................           30,700               74,831
*#Live Entertainment, Inc.  ................................            6,740               26,118
 *Living Centers of America, Inc.  .........................           92,000            2,334,500
 *Lodgenet Entertainment Corp.  ............................           31,500              468,563
*#Logic Devices, Inc.  .....................................           31,400              101,069
 *Longhorn Steaks, Inc.  ...................................           19,500              387,563
 *Loronix Information Systems, Inc.  .......................           13,800               62,963
 *Louis Dreyfus Natural Gas Corp.  .........................          187,100            3,204,088
  Lufkin Industries, Inc.  .................................           45,900              969,638



THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                                       Shares             Value+
                                                                      ---------         -----------
  Lukens, Inc. DE  .........................................          143,300           $2,633,138
 *Luria & Son, Inc.  .......................................           35,400              101,775
 *Lynch Corp.  .............................................            2,300              152,950
  M A R C, Inc.  ...........................................            3,335               72,536
 *M-Wave, Inc.  ............................................           21,900               71,175
  MAF Bancorp, Inc.  .......................................           61,077            2,091,887
 #MDC Holdings, Inc.  ......................................          139,588            1,046,910
 *MFRI, Inc.  ..............................................           36,300              288,131
 *MHM Services, Inc.  ......................................              712                  356
 *MI Schottenstein Homes, Inc.  ............................           61,800              610,275
 *MK Gold Corp.  ...........................................          140,100              210,150
*#MK Rail Corp.  ...........................................           41,500              306,063
  MMI Companies, Inc.  .....................................            9,100              280,963
 *MRS Technology, Inc.  ....................................           67,600              160,550
 *MS Carriers, Inc.  .......................................           90,200            1,691,250
 *MTI Technology Corp.  ....................................           87,000              214,781
  MTS Systems Corp.  .......................................           71,600            1,458,850
  MYR Group, Inc.  .........................................           30,966              329,014
 *Macheezmo Mouse Restaurants,  Inc.  ......................           25,000               46,094
  Magna Bancorp  ...........................................            1,800               32,400
  Magna Group, Inc.  .......................................           18,700              568,013
 *Magnetek, Inc.  ..........................................          156,000            1,950,000
 *Mapinfo Corp.  ...........................................           17,400              191,400
  Marcus Corp.  ............................................           92,500            2,139,063
 *Marine Drilling Companies, Inc.  .........................           83,300            1,332,800
 *Mariner Health Group, Inc.  ..............................          152,000            1,121,000
 *Marisa Christina, Inc.  ..................................           92,000              672,750
  Maritrans, Inc.  .........................................           86,300              528,588
 *Mark VII, Inc.  ..........................................            9,900              279,675
 *Marlton Technologies, Inc.  ..............................            3,000               11,813
  Marsh Supermarkets, Inc. Class A  ........................           25,200              302,400
  Marsh Supermarkets, Inc. Class B  ........................           31,400              353,250
  Maryland Federal Bancorp  ................................           28,665              947,737
  Massbank Corp. Reading, MA  ..............................           20,300              771,400
 *Matec Corp. DE  ..........................................            6,900               20,700
 *Matlack Systems, Inc.  ...................................           61,642              431,494
 *Matria Healthcare, Inc.  .................................           22,800              141,075
 *Matrix Pharmaceutical, Inc.  .............................          107,000              922,875
 *Matrix Service Co.  ......................................           94,900              545,675
 *Maverick Tube Corp.  .....................................           44,000              693,000
 *Maxco, Inc.  .............................................           28,300              226,400
 *Maxim Group, Inc.  .......................................           35,000              562,188
 *Maxwell Technologies, Inc.  ..............................           19,145              859,132
 *Maxxam, Inc.  ............................................           66,100            3,048,863
 *Maxxim Medical, Inc.  ....................................           91,900            1,171,725
 *Maynard Oil Co.  .........................................           34,500              511,031
  McDonald & Co. Investment, Inc.  .........................           29,000              884,500
 *McFarland Energy, Inc.  ..................................           52,300              585,106
  McGrath Rent Corp.  ......................................           40,000            1,020,000
  McRae Industries, Inc. Class A  ..........................            1,000                8,500
  Medex, Inc.  .............................................           42,600              993,113
  Medford Savings Bank MA  .................................           33,000              882,750
 *Media Logic, Inc.  .......................................           20,100               87,938
 *Medical Action Industries, Inc.  .........................            6,000                9,750
 *Medical Graphics Corp.  ..................................           15,800               79,000
 *Medical Resources, Inc.  .................................           29,356              256,865
 *Mediq, Inc.  .............................................            5,700               33,131
 *Medstone International, Inc.  ............................           14,500              102,406
 *Melamine Chemicals, Inc.  ................................           38,000              289,750
 *Mem Co., Inc.  ...........................................            5,300               38,756
 *Mercer International, Inc.  ..............................           55,100              657,756
  Merchants Bancorp, Inc.  .................................           19,700              605,775
  Merchants Group, Inc.  ...................................           22,000              396,000
 *Meridian Data, Inc.  .....................................           20,000              150,000

                                      17

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                                       Shares             Value+
                                                                      ---------         -----------
  Meridian Insurance Group, Inc.  ..........................           47,000           $  675,625
 *Merisel, Inc.  ...........................................          335,800              629,625
  Merrimac Industries, Inc.  ...............................           10,700              110,344
 *Mesa Air Group, Inc.  ....................................          287,100            2,853,056
 *Mesaba Holdings, Inc.  ...................................           27,100              359,075
 *Mestek, Inc.  ............................................           13,500              219,375
 *Metal Management, Inc.  ..................................           15,900               63,600
 *Metatec Corp. Class A  ...................................           12,400               81,375
 *Metrocall, Inc.  .........................................          165,000              897,188
 *Metromedia International Group,  Inc.  ...................           60,000              727,500
 *Meyerson (M.H.) & Co., Inc.  .............................           18,200               51,188
 *Michael Anthony Jewelers, Inc.  ..........................           68,800              215,000
  Michael Foods, Inc.  .....................................          135,800            1,561,700
*#Michaels Stores, Inc.  ...................................          154,700            1,551,834
 *Microage, Inc.  ..........................................          153,300            3,449,250
 *Microcom, Inc.  ..........................................           40,100              456,138
 *Micronics Computers, Inc.  ...............................          100,700              280,072
 *Microwave Power Dynamics, Inc.  ..........................           15,000               45,000
  Mid America Banccorp  ....................................           64,923            1,217,306
  Midconn Bank Kensington, CT  .............................           13,500              273,375
  Middlesex Water Co.  .....................................            7,500              132,188
 *Midisoft Corp.  ..........................................           35,000              113,750
  Midland Co.  .............................................            5,600              206,500
 *Midwest Grain Products, Inc.  ............................           67,200            1,092,000
 *Mikasa, Inc.  ............................................          119,400            1,253,700
 *Mikohn Gaming Corp.  .....................................           63,600              437,250
 *Miller Building Systems, Inc.  ...........................           27,300              201,338
 *Miltope Group, Inc.  .....................................           57,100              164,163
  Mine Safety Appliances Co.  ..............................           37,600            1,924,650
  Minuteman International, Inc.  ...........................            9,000               79,875
 *Mobilemedia Corp. Class A  ...............................          149,400              172,744
 *Molecular Dynamics, Inc.  ................................           40,000              382,500
 *Monaco Coach Corp.  ......................................           12,800              200,000
 *Monarch Casino and Resort, Inc.  .........................            5,200               15,275
  Monarch Machine Tool Co.  ................................           34,900              292,288
 *Moog, Inc. Class A  ......................................           50,500            1,212,000
 *Moog, Inc. Class B  ......................................           10,700              258,806
 *Moore Handley, Inc.  .....................................            2,000                7,250
 *Moore Medical Corp.  .....................................           20,000              210,000
 *Moore Products Co.  ......................................            7,300              138,700
 *Morgan Products, Ltd.  ...................................           74,200              519,400
 *Morrison Knudsen Corp.  ..................................           20,200              181,800
 *Motor Club of America  ...................................            5,600               47,600
 *Mountasia Entertainment
   International, Inc. .....................................           57,000              181,688
  Movado Group, Inc.  ......................................           34,400              877,200
*#Movie Gallery, Inc.  .....................................          110,000            1,512,500
 *Moviefone, Inc. Class A  .................................           29,500              130,906
  Mueller (Paul) Co.  ......................................            3,900              152,100
 *Mueller Industries, Inc.  ................................           64,000            2,504,000
 *Multi Color Corp.  .......................................            7,600               45,600
 *Musicland Stores Corp.  ..................................          263,000              394,500
 *Mutual Savings Bank FSB
   Bay City, MI ............................................           29,300              168,475
  NAC RE Corp.  ............................................           17,200              627,800
 *NAI Technologies, Inc.  ..................................           26,700               80,934
  NBT Bancorp  .............................................           64,362            1,214,830
  NCH Corp.  ...............................................           10,200              581,400
 *NS Group, Inc.  ..........................................          122,000              419,375
 *NSA International, Inc.  .................................           51,800               87,413
  NSC Corp.  ...............................................           71,200              137,950
  NYMAGIC, Inc.  ...........................................           75,800            1,364,400
  Nacco Industries, Inc. Class A  ..........................          184,000            8,786,000
 *Nantucket Industries, Inc.  ..............................            6,500               21,938



THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                                       Shares             Value+
                                                                      ---------         -----------
 *Napco Security Systems, Inc.  ............................           30,300           $  109,838
  Nash Finch Co.  ..........................................           77,200            1,476,450
 *Nashua Corp.  ............................................           54,300              862,013
 *Nathans Famous, Inc.  ....................................           31,500              120,094
 *National Auto Credit, Inc.  ..............................          246,790            2,529,598
 *National City Bancorp  ...................................           49,145            1,001,329
 *National Energy Group, Inc.  .............................           24,310               87,364
  National Gas & Oil Co.  ..................................           37,556              347,392
 *National Home Centers, Inc.  .............................           54,500              115,813
 *National Home Health Care Corp.  .........................            9,116               58,684
 *National Insurance Group  ................................           24,400              128,100
 *National Mercantile Bancorp.  ............................            2,400                2,625
 *National Patent Development Corp.  .......................           59,175              502,988
  National Presto Industries, Inc.  ........................           57,300            2,112,938
 *National Record Mart, Inc.  ..............................            4,000                5,500
 *National Standard Co.  ...................................            8,100               55,688
 *National Steel Corp. Class B  ............................           75,000              703,125
 *National Western Life Insurance Co.  Class A  ............           24,300            2,071,575
 *Natural Wonders, Inc.  ...................................           56,200              305,588
 *Navigators Group, Inc.  ..................................            2,100               41,213
 *Netframe Systems, Inc.  ..................................          100,700              308,394
 *Netrix Corp.  ............................................           73,800              378,225
 *Network Computing Devices, Inc.  .........................          162,300            1,359,263
 *Network Equipment Technologies,  Inc.  ...................          137,600            2,115,600
 *New Brunswick Scientific Co., Inc.  ......................           27,735              190,678
 *New Image Industries, Inc.  ..............................           28,900               36,577
  New Jersey Resources Corp.  ..............................           79,212            2,346,656
 *New Jersey Steel Corp.  ..................................           37,400              156,613
 *New Mexico & Arizona Land Co.  ...........................           26,015              312,180
  Newcor, Inc.  ............................................           19,836              172,325
  Newmil Bancorp, Inc.  ....................................           41,100              375,038
  Newport Corp.  ...........................................           67,800              593,250
 *Nexthealth, Inc.  ........................................           62,700              186,141
 *Nichols Research Corp.  ..................................           13,650              336,131
  Nitches, Inc.  ...........................................            3,679               20,464
 *Noel Group, Inc.  ........................................           95,400              620,100
  Noland Co.  ..............................................            2,000               44,250
 *Noodle Kidoodle, Inc.  ...................................           43,200              245,700
 *Nord Resources Corp.  ....................................          137,700              585,225
 *Nortek, Inc.  ............................................           99,300            1,526,738
  North American Mortgage Co.  .............................           31,000              713,000
  North Side Savings Bank NY  ..............................           34,337            1,798,400
 *North Star Universal, Inc.  ..............................           62,600              504,713
 *Northstar Health Services, Inc.  .........................           31,000               54,250
 *Norton McNaughton, Inc.  .................................           20,900              175,038
  Norwich Financial Corp.  .................................           40,900              800,106
 *Novacare, Inc.  ..........................................          415,000            3,527,500
 *Nview Corp.  .............................................           33,000              125,813
  O'Sullivan Corp.  ........................................          123,100            1,323,325
 *O'Sullivan Industries Holdings, Inc.  ....................          126,500            1,407,313
 *O.I. Corp.  ..............................................           32,000              108,000
 *OEC Medical Systems, Inc.  ...............................           37,000              518,000
 *OHM Corp.  ...............................................           39,300              334,050
 *OMI Corp.  ...............................................          372,800            2,842,600
 *OTR Express, Inc.  .......................................           15,000               67,500
 *Oak Technology, Inc.  ....................................          271,000            2,693,063
 *Offshore Logistics, Inc.  ................................          127,600            2,567,950
  Oglebay Norton Co.  ......................................           16,000              702,000
  Oil-Dri Corp. of America  ................................           48,000              684,000
 *Old America Stores, Inc.  ................................           36,000              171,000
 *Old Dominion Freight Lines, Inc.  ........................           61,400              560,275
 *Olympic Financial, Ltd.  .................................           42,500              589,688
 *Olympic Steel, Inc.  .....................................           71,000            1,726,188

                                     18

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                                       Shares             Value+
                                                                      ---------         -----------
*#Omega Environmental, Inc.  ...............................           37,000           $   88,453
  OnbanCorp, Inc.  .........................................           96,000            3,696,000
 *Oncogene Science, Inc.  ..................................           56,300              394,100
 *One Price Clothing Stores, Inc.  .........................           75,800              210,819
  One Valley Bancorp of West
   Virginia ................................................           11,600              430,650
  Oneida, Ltd.  ............................................           86,800            1,475,600
 *Oneita Industries, Inc.  .................................           48,200              180,750
 *Onyx Acceptance Corp.  ...................................           10,000               78,750
 *Opal, Inc.  ..............................................           70,000            1,281,875
 *Opinion Research Corp.  ..................................           21,400               89,613
 *Opti, Inc.  ..............................................           17,800               94,006
  Optical Coating Laboratory, Inc.  ........................           31,900              358,875
 *Option Care, Inc.  .......................................           65,500              323,406
  Orange Co., Inc.  ........................................           69,700              531,463
 *Oregon Metallurgical Corp.  ..............................           40,300            1,440,725
  Oregon Steel Mills, Inc.  ................................          205,661            3,521,945
 *Oriole Homes Corp. Class A
   Convertible .............................................            1,000                7,500
 *Oriole Homes Corp. Class B  ..............................           21,400              157,825
  Orion Capital Corp.  .....................................           48,300            3,012,713
 *Oroamerica, Inc.  ........................................           41,600              213,200
 *Osborn Communications Corp.  .............................            6,300               94,106
  Oshkosh B'Gosh, Inc. Class A  ............................           46,300              700,288
  Oshkosh Truck Corp. Class B  .............................           80,900              950,575
 *Oshman's Sporting Goods, Inc.  ...........................           40,900              224,950
  Outboard Marine Corp.  ...................................          179,200            2,912,000
 *Outlook Group Corp.  .....................................           34,100              159,844
  Overseas Shipholding Group, Inc.  ........................          135,000            2,160,000
  Oxford Industries, Inc.  .................................          107,400            1,960,050
 *PAM Transportation Services, Inc.  .......................           28,500              147,844
 *PLM International, Inc.  .................................           48,200              156,650
 *PST Vans, Inc.  ..........................................           12,000               31,500
  PXRE Corp.  ..............................................           60,700            1,464,388
 *Pacific Rehabilitation & Sports  Medicine, Inc.  .........           33,900              213,994
 *Pacific Rim Holding Corp.  ...............................           67,500              199,336
  Pacific Scientific Co.  ..................................           74,200              853,300
 *Pacific Sunwear of California, Inc.  .....................           46,500            1,249,688
 *Pages, Inc.  .............................................           11,800               28,763
  Palfed, Inc.  ............................................           37,200              534,750
 *Palmer (Arnold) Golf Co.  ................................            9,900               52,594
  Pamrapo Bancorp, Inc.  ...................................           24,700              475,475
  Pancho's Mexican Buffet, Inc.  ...........................           43,800               88,969
 *Par Technology Corp.  ....................................           47,000              634,500
 *Paragon Trade Brands, Inc.  ..............................          130,000            3,607,500
 *Park-Ohio Industries, Inc.  ..............................           88,100            1,282,956
 *Parker Drilling Co.  .....................................           56,000              525,000
  Parkvale Financial Corp.  ................................           31,252              804,739
 *Patina Oil & Gas Corp.  ..................................           49,126              442,134
  Patrick Industries, Inc.  ................................           38,700              580,500
 *Patterson Energy, Inc.  ..................................           13,616              374,440
 *Payless Cashways, Inc.  ..................................          415,300              726,775
  Peerless Manufacturing Co.  ..............................           10,000              127,500
 *Penn Traffic Co.  ........................................          116,000              594,500
 *Penn Treaty American Corp.  ..............................           55,200            1,352,400
  Penn Virginia Corp.  .....................................           43,000            1,736,125
  Penney (J.C.) Co., Inc.  .................................           23,079            1,240,496
  Pennfed Financial Services, Inc.  ........................           28,900              596,063
 *Pentech International, Inc.  .............................           45,600               33,488
  Peoples Bancshares, Inc.
   Massachusetts ...........................................           19,800              201,713
 *Peoples Choice TV Corp.  .................................           84,000              551,250
  Peoples Heritage Financial Group,  Inc.  .................           85,300            2,393,731



THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                                       Shares             Value+
                                                                      ---------         -----------
  Peoples Savings Financial Corp.  .........................           14,700           $  404,250
 *Peoples Telephone Co., Inc.  .............................           91,000              335,563
 *Perfumania, Inc.  ........................................           46,900              149,494
 *Perini Corp.  ............................................           35,500              319,500
 *Petrocorp, Inc.  .........................................           58,000              569,125
*#Petroleum Development Corp.  .............................            8,200               42,538
 *Pharmaceutical Marketing Services,  Inc.  ................            5,200               49,725
 *Pharmaceutical Resources, Inc.  ..........................           54,000              310,500
 *Pharmchem Laboratories, Inc.  ............................           64,900              256,558
  Phillips-Van Heusen Corp.  ...............................          256,600            3,303,725
 *Photo Control Corp.  .....................................            4,200               15,488
 *Photronics, Inc.  ........................................            5,550              173,438
  Piccadilly Cafeterias, Inc.  .............................           89,100              801,900
 *Pico Holdings, Inc.  .....................................           45,300              171,291
  Pikeville National Corp.  ................................           26,700              597,413
  Pilgrim Pride Corp.  .....................................          181,500            1,588,125
  Pillowtex Corp.  .........................................           18,900              328,388
 *Pinkertons, Inc.  ........................................           23,000              569,250
  Pinnacle Bank Jasper, AL  ................................            4,900               86,363
 *Pinnacle Systems, Inc.  ..................................           43,100              447,163
  Pioneer Financial Services, Inc.  ........................           69,600            1,287,600
  Piper Jaffray Companies, Inc.  ...........................          100,496            1,469,754
  Pitt-Des Moines, Inc.  ...................................           18,900              784,350
 *Pittencrieff Communications, Inc.  .......................          170,400              697,575
  Pittston Burlington Group  ...............................          130,000            2,551,250
 *Plains Resources, Inc.  ..................................           51,300              833,625
 *Planar Systems, Inc.  ....................................           12,000              125,250
 *Plasti-Line, Inc.  .......................................           10,000              102,500
 *Players International, Inc.  .............................          209,500            1,335,563
  Ply-Gem Industries, Inc. DE  .............................          148,300            1,946,438
 *Polk Audio, Inc.  ........................................            4,900               52,063
 *Pollo Tropical, Inc.  ....................................           22,300               61,325
 *Polymedica Industries, Inc.  .............................           53,840              232,185
 *Pool Energy Services Co.  ................................          113,058            1,674,672
  Pope & Talbot, Inc.  .....................................          160,500            2,547,938
*#Porta Systems Corp.  .....................................            5,100               11,794
 *Portec, Inc.  ............................................           26,306              266,348
  Portsmouth Bank Shares, Inc.  ............................           47,287              694,528
  Poughkeepsie Savings Bank FSB  NY  .......................           84,900              451,031
 *Powell Industries, Inc.  .................................           49,000              490,000
 *Premiumwear, Inc.  .......................................           14,800              131,350
 *President Casinos, Inc.  .................................          128,000              104,000
  Presidential Life Corp.  .................................          222,800            2,659,675
 *Presley Companies Class A  ...............................           83,300               85,903
 *Price Communications Corp.  ..............................           60,400              494,525
  Price Enterprises, Inc.  .................................           18,800              325,475
 *Primark Corp.  ...........................................           26,500              695,625
  Prime Bancorp, Inc.  .....................................           26,447              528,940
  Primesource Corp.  .......................................            5,254               40,062
 *Printronix, Inc.  ........................................           22,500              319,219
 *Procyte Corp.  ...........................................           89,300              195,344
 *Proffitts, Inc.  .........................................           98,772            3,987,920
  Progress Financial Corp.  ................................           26,000              222,625
 *Progress Software Corp.  .................................           76,000            1,524,750
  Progressive Bank, Inc.  ..................................           19,200              662,400
  Proler International Corp.  ..............................           34,300              308,700
 *Proteon, Inc.  ...........................................           35,900              137,991
  Providence & Worcester Railroad  Co.  ....................           15,800              116,525
  Provident Bankshares Corp.  ..............................           44,504            1,716,186
 *Proxima Corp.  ...........................................           34,300              473,769
  Pulaski Furniture Corp.  .................................           20,600              347,625
 *Pure World, Inc.  ........................................           48,400              101,338

                                      19

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                                       Shares             Value+
                                                                      ---------         -----------
 *QMS, Inc.  ...............................................           91,700           $  538,738
 *Quad Systems Corp.  ......................................           34,500              357,938
  Quaker Chemical Corp.  ...................................           37,800              637,875
 *Quaker City Bancorp, Inc.  ...............................            3,600               61,875
 *Quaker Fabric Corp.  .....................................           64,000              664,000
  Quaker State Corp.  ......................................          215,000            3,681,875
 *Quality Semiconductor, Inc.  .............................           43,900              334,738
  Quanex Corp.  ............................................          205,000            5,483,750
 *Quarterdeck Office Systems, Inc.  ........................           71,900              471,844
  Queens County Bancorp  ...................................           49,133            2,296,968
  Quest Medical, Inc.  .....................................           12,360               88,838
 *Quiksilver, Inc.  ........................................            1,800               35,888
  Quixote Corp.  ...........................................           78,600              717,225
 *R & B, Inc.  .............................................           62,900              514,994
  RCSB Financial, Inc.  ....................................           99,800            3,000,238
  RLI Corp.  ...............................................           51,550            1,636,713
 *RPC Energy Services, Inc.  ...............................           54,000              837,000
 *Radius, Inc.  ............................................           83,150               67,559
 *Rag Shops, Inc.  .........................................           32,800               67,650
 *Rally's Hamburgers, Inc.  ................................           60,300              254,391
 *Ramsay Health Care, Inc.  ................................           65,000              174,688
 *Ramsay Managed Care, Inc.  ...............................                6                    4
  Raritan Bancorp, Inc. DE  ................................            1,050               24,413
 #Raymond Corp.  ...........................................           44,432              788,668
 *Read-Rite Corp.  .........................................           12,000              266,250
 *Readicare, Inc.  .........................................           14,000              127,750
 *Reading Entertainment, Inc.  .............................           33,736              331,035
 *Recoton Corp.  ...........................................            9,600              142,800
 *Redwood Empire Bancorp  ..................................           20,200              217,150
  Refac Technology Development  Corp.  .....................           41,385              271,589
 *Regeneron Pharmaceuticals, Inc.  .........................            2,000               38,000
  Regis Corp.  .............................................           28,800              712,800
 *Reliability, Inc.  .......................................           21,400              147,125
  Reliance Steel and Aluminum Co.  .........................           44,200            1,657,500
 *Rentrak Corp.  ...........................................           63,000              240,188
 *Repligen Corp.  ..........................................           30,200               34,919
 *Republic Automotive Parts, Inc.  .........................           34,800              556,800
  Republic Bancorp, Inc.  ..................................           31,610              379,315
 *Republic Engineered Steels, Inc.  ........................          340,000              765,000
  Republic Savings Financial Corp.  ........................           44,100              253,575
 *Rex Stores Corp.  ........................................           87,100              849,225
 *Rexel, Inc.  .............................................           74,500            1,033,688
  Rexene Corp.  ............................................          137,500            1,821,875
 *Rexhall Industries, Inc.  ................................           12,180               94,395
 *Rhodes, Inc.  ............................................           80,100              560,700
  Richardson Electronics, Ltd.  ............................           41,400              393,300
 *Riddell Sports, Inc.  ....................................           49,300              226,472
  Riggs National Corp.  ....................................          253,800            4,393,913
 *Rightchoice Managed Care, Inc.  Class A  .................           38,200              348,575
 *Rimage Corp.  ............................................            3,300               13,613
  Riser Foods, Inc. Class A  ...............................           36,900            1,125,450
 *River Oaks Furniture, Inc.  ..............................           47,600              151,725
  Riverside Group, Inc.  ...................................            3,200                8,800
 *Roadmaster Industries, Inc.  .............................          118,500              133,313
  Roanoke Electric Steel Corp.  ............................           32,700              453,713
 *Roberds, Inc.  ...........................................            2,300               23,000
*#Roberts Pharmaceutical Corp.  ............................           18,900              210,263
 *Roberts Pharmaceutical Corp.
   (Private Placement) .....................................          203,700            2,039,546
  Robinson Nugent, Inc.  ...................................           53,900              262,763
 *Rocky Shoes & Boots, Inc.  ...............................           24,600              222,938
 *Rodman & Renshaw Capital Group,  Inc.  ...................           19,700               29,550



THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                                       Shares             Value+
                                                                      ---------         -----------
 *Rohr, Inc.  ..............................................           70,300           $1,230,250
 *Rollins Environmental Services,  Inc.  ...................          648,134            1,296,268
  Rollins Truck Leasing Corp.  .............................          324,700            3,896,400
  Ross Stores, Inc.  .......................................           52,692            2,683,999
  Rouge Steel Co. Class A  .................................          123,700            2,675,013
 *Royal Appliance Manufacturing Co.  .......................           44,900              353,588
 *Royal Grip, Inc.  ........................................           16,300               40,750
  Russ Berrie & Co., Inc.  .................................          169,300            2,983,913
 *Ryans Family Steak Houses, Inc.  .........................          335,900            2,319,809
  Rykoff-Sexton, Inc.  .....................................          112,875            1,636,688
  Ryland Group, Inc.  ......................................          137,064            1,901,763
 *S&K Famous Brands, Inc.  .................................           48,700              447,431
*#SBE, Inc.  ...............................................           14,100               61,688
 *SPS Technologies, Inc.  ..................................           25,200            1,581,300
  SPX Corp.  ...............................................          101,700            3,228,975
 *STM Wireless, Inc. Class A  ..............................            3,300               23,719
 *Safety 1st, Inc.  ........................................           23,400              264,713
  Saint Francis Capital Corp.  .............................           37,600            1,010,500
  Saint Paul Bancorp, Inc.  ................................          136,500            3,847,594
 *Salant Corp. DE  .........................................          107,200              375,200
 *San Filippo (John B.) & Son, Inc.  .......................           67,400              349,638
  Sanderson Farms, Inc.  ...................................           68,000            1,083,750
  Sands Regent Casino Hotel  ...............................           43,282              132,551
  Santa Monica Bank CA  ....................................           43,900              707,888
  Savannah Foods & Industries, Inc.  .......................            3,278               46,712
 *Savoy Pictures Entertainment, Inc.  ......................          105,900              344,175
 *Scan-Optics, Inc.  .......................................           43,400              162,750
 *Schieb (Earl), Inc.  .....................................           20,500              140,938
 *Schuler Homes, Inc.  .....................................          155,500              913,563
  Schultz Sav-O Stores, Inc.  ..............................           10,200              147,900
 *Scientific Software-Intercomp, Inc.  .....................              700                  277
 *Scios-Nova, Inc.  ........................................          209,300            1,190,394
  Scope Industries, Inc.  ..................................            4,200              208,950
 *Score Board, Inc.  .......................................           32,500               86,328
  Seaboard Corp.  ..........................................              100               22,400
 *Seacor Holdings, Inc.  ...................................           17,700            1,119,525
  Seafield Capital Corp.  ..................................           43,300            1,504,675
  Sealright Co., Inc.  .....................................           73,100              840,650
 *Secom General Corp.  .....................................           32,000               88,000
  Security Capital Corp. W.I.  .............................           12,700              906,463
  Security Connecticut Corp.  ..............................           68,000            2,346,000
 *Seda Specialty Packaging Corp.  ..........................            9,600              181,800
  Selas Corp. of America  ..................................           30,000              487,500
  Selective Insurance Group, Inc.  .........................           98,000            3,344,250
 *Selfix, Inc.  ............................................            4,900               28,788
 *Seneca Foods Corp.  ......................................           10,500              171,938
 *Sequa Corp.  .............................................            4,800              244,800
 *Sequa Corp. Class A  .....................................           45,700            1,828,000
 *Sequent Computer Systems, Inc.  ..........................          390,000            6,605,625
 *Sequoia Systems, Inc.  ...................................           55,400              122,053
 *Serv-Tech, Inc.  .........................................           47,755              140,280
 *Service Merchandise Co., Inc.  ...........................          834,000            4,587,000
 *Servico, Inc.  ...........................................           30,400              471,200
 *Shaman Pharmaceuticals  ..................................           35,800              214,800
 *Sharper Image Corp.  .....................................           56,500              194,219
  Shelby Williams Industries, Inc.  ........................            8,000              103,500
 *Shiloh Industries, Inc.  .................................          156,300            2,618,025
 *Shoe Carnival, Inc.  .....................................           97,000              521,375
 *Sholodge, Inc.  ..........................................           46,900              627,288
 *Shoney's, Inc.  ..........................................           32,304              266,508
  Shopko Stores, Inc.  .....................................          258,800            4,011,400
 *Show Biz Pizza Time, Inc.  ...............................          141,600            2,301,000
  Showboat, Inc.  ..........................................           53,300              992,713
  Sifco Industries, Inc.  ..................................           35,600              382,700

                                      20

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                                       Shares             Value+
                                                                      ---------         -----------
 *Sigma Circuits, Inc.  ....................................           20,600           $  135,188
 *Sigma Designs, Inc.  .....................................           11,300              105,231
 *Signal Technology Corp.  .................................           41,000              302,375
 *Silicon Valley Bancshares  ...............................           26,700              801,000
 *Silicon Valley Group, Inc.  ..............................          113,600            2,399,800
  Simmons First National Corp.
   Class A .................................................           27,400            1,096,000
  Simpson Industries, Inc.  ................................          134,000            1,390,250
 *Sizzler International, Inc.  .............................          212,700              611,513
  Skyline Corp.  ...........................................           61,100            1,588,600
  Skywest, Inc.  ...........................................          123,900            1,757,831
  Smith (A.O.) Corp.  ......................................          138,500            4,103,063
  Smith (A.O.) Corp. Convertible  Class A  .................           32,800              951,200
 *Smith Environmental Technologies  Corp.  .................           54,200               44,038
 *Smiths Food & Drug Centers, Inc.  Class B  ...............            7,600              229,900
  Snyder Oil Corp.  ........................................          223,500            3,855,375
 *Softech, Inc.  ...........................................           31,300               86,075
*#Software Publishing Corp.  ...............................           86,000              120,938
 *Software Spectrum, Inc.  .................................           27,900              861,413
 *Sound Advice, Inc.  ......................................           16,600               28,531
  South Jersey Industries, Inc.  ...........................           71,977            1,736,445
  Southdown, Inc.  .........................................          135,200            4,410,900
 *Southern Electronics Corp.  ..............................           51,200              531,200
 *Southwall Technologies, Inc.  ............................           40,800              272,850
  Southwest Bancshares, Inc. DE  ...........................           19,500              358,313
  Southwest Securities Group, Inc  .........................           35,300              452,281
  Southwestern Energy Co.  .................................          289,900            4,638,400
 *Spacelabs Medical, Inc.  .................................          116,900            2,352,613
 *Spaghetti Warehouse, Inc.  ...............................           44,800              224,000
  Span-American Medical System,  Inc.  .....................           25,300              107,525
 *Sparton Corp.  ...........................................          100,600              804,800
 *Spec's Music, Inc.  ......................................           36,900               41,513
 *Specialty Chemical Resources, Inc.  ......................           23,000               40,250
 *Specialty Paperboard, Inc.  ..............................           27,700              498,600
 *Spectran Corp.  ..........................................           53,500              939,594
 *Speizman Industries, Inc.  ...............................           26,500              146,578
 *Sport Chalet, Inc.  ......................................           42,300              142,763
 *Sport Supply Group, Inc.  ................................           46,600              273,775
*#Sportmart, Inc.  .........................................           38,700              128,194
 *Sportmart, Inc. Class A  .................................           43,500              127,781
 *Sports & Recreation, Inc.  ...............................          195,000            1,681,875
 *Sports Club Co., Inc.  ...................................           17,000               44,625
 *Stacey's Buffet, Inc.  ...................................            2,140                1,404
 *Staff Builders, Inc. Class A  ............................          157,900              384,881
 *Stage II Apparel Corp.  ..................................           31,600               79,000
 *Standard Commercial Corp.  ...............................           89,582            1,209,356
 *Standard Management Corp.  ...............................           22,900              107,344
 *Standard Microsystems Corp.  .............................           89,900              988,900
  Standard Motor Products, Inc.
   Class A .................................................           94,000            1,292,500
  Standard Pacific Corp. DE  ...............................          205,872            1,209,498
  Standard Products Co.  ...................................          265,900            6,082,463
 *Stanford Telecommunications, Inc.  .......................           17,500              492,188
 *Stanley Furniture, Inc.  .................................           32,600              533,825
  Stant Corp.  .............................................          195,500            2,443,750
 *Staodyn, Inc.  ...........................................           19,700               26,472
 *Starcraft Corp.  .........................................           12,800               48,800
  Starret Housing Corp.  ...................................           62,600              696,425
  Starrett (L.S.) Co. Class A  .............................           48,700            1,351,425
 *Station Casinos, Inc.  ...................................           41,000              435,625
  Steel Technologies, Inc.  ................................           66,100              834,513



THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                                       Shares             Value+
                                                                      ---------         -----------
 *Steel of West Virginia, Inc.  ............................           68,000           $  382,500
  Stepan Co.  ..............................................           82,100            1,559,900
  Sterling Bancorp  ........................................           63,500              944,563
 *Sterling Financial Corp. WA  .............................           42,180              572,066
 *Stevens Graphics Corp. Class A  ..........................           53,000               72,875
  Stewart Information Services Corp.  ......................           48,200            1,015,213
  Stifel Financial Corp.  ..................................           32,000              264,000
 *Stokely USA, Inc.  .......................................           84,000              157,500
  Stone & Webster, Inc.  ...................................          104,300            3,402,788
 *Stratus Computer, Inc.  ..................................          154,000            3,965,500
  Strawbridge & Clothier Class A  ..........................           71,881            1,195,022
 *Streamlogic Corp.  .......................................          136,100              204,150
  Stride Rite Corp.  .......................................          113,700            1,137,000
 *Strouds, Inc.  ...........................................           98,000              392,000
 *Stuart Entertainment, Inc.  ..............................           43,700              245,813
 *Sulcus Computer Corp.  ...................................           92,000              195,500
  Sullivan Dental Products, Inc.  ..........................           39,300              520,725
  Sumitomo Bank of California  .............................           39,600            1,014,750
 *Summit Care Corp.  .......................................           57,000              840,750
 *Summit Technology, Inc.  .................................           12,000               62,625
 *Sun Coast Plastics, Inc.  ................................            2,300                7,906
 *Sun Healthcare Group, Inc.  ..............................          178,000            2,225,000
 *Sun Sportswear, Inc.  ....................................           41,900               86,419
  Sun Television and Appliances, Inc.  .....................          206,300              541,538
 *Sunbelt Nursery Group, Inc.  .............................           22,700               34,050
 *Sunrise Medical, Inc.  ...................................           98,800            1,420,250
 *Sunrise Resources, Inc.  .................................           47,700              205,706
  Superior Surgical Manufacturing  Co., Inc.  ..............           60,700              781,513
 *Surety Capital Corp.  ....................................            3,000               12,938
  Susquehanna Bancshares, Inc.  ............................           94,810            3,353,904
 *Swift Energy Corp.  ......................................           30,170              954,126
 *Swiss Army Brands, Inc.  .................................           79,000            1,106,000
 *Sybron Chemicals, Inc.  ..................................            1,600               25,600
 *Symix Systems, Inc.  .....................................            8,600               66,113
 *Syms Corp.  ..............................................          128,700            1,126,125
 *Syncor International Corp. DE  ...........................           69,600              700,350
 *Syntellect, Inc.  ........................................           52,400              258,725
 *Syquest Technology, Inc.  ................................           75,900              374,756
 *Syratech Corp.  ..........................................           18,900              585,900
 *TBC Corp.  ...............................................           24,000              175,500
  TCBY Enterprises, Inc.  ..................................          167,866              713,431
 *TCC Industries, Inc.  ....................................            6,500               10,563
 *TCI International, Inc.  .................................           24,600              178,350
  TJ International, Inc.  ..................................          105,800            2,301,150
  TR Financial Corp.  ......................................           59,800            1,752,888
 *TRC Companies, Inc.  .....................................           49,550              247,750
 *TRM Copy Centers Corp.  ..................................           38,000              401,375
 *TSF Communications Corp.  ................................            2,000               50,750
  Tab Products Co. DE  .....................................           34,800              269,700
 *Taco Cabana Inc.  ........................................          187,900            1,256,581
 *Tandy Brand Accessories, Inc.  ...........................              500                3,188
 *Tandy Crafts, Inc.  ......................................           91,400              605,525
 *Tanknology Environmental, Inc.  ..........................          101,300              208,931
  Tasty Baking Co.  ........................................            2,400               35,100
 *Team, Inc.  ..............................................           56,500               88,281
 *Tech-Sym Corp.  ..........................................           41,700            1,214,513
 *Technical Communications Corp.  ..........................            3,900               37,538
  Technitrol, Inc.  ........................................            3,000              108,000
 *Tekelec  .................................................           17,600              239,800
 *Telco Systems, Inc.  .....................................           43,500              766,688
  Telxon Corp.  ............................................           51,300              618,806
 *Temtex Industries, Inc.  .................................           29,700               87,244
 *Tesoro Petroleum Corp.  ..................................          133,500            1,935,750
 *Tetra Technologies, Inc.  ................................           37,900              964,081

                                      21

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                                       Shares             Value+
                                                                      ---------         -----------
  Texas Industries, Inc.  ..................................           71,981           $4,093,919
 *Texfi Industries, Inc.  ..................................           29,100               72,750
 *Theratx, Inc.  ...........................................          108,700            1,141,350
  Thiokol Corp.  ...........................................           14,400              662,400
  Thomas Industries, Inc.  .................................           83,700            1,694,925
  Thomaston Mills, Inc.  ...................................           34,800              395,850
  Thor Industries, Inc.  ...................................            1,600               38,200
 *Thorn Apple Valley, Inc.  ................................           46,915              598,166
 *Timberland Co. Class A  ..................................            9,800              379,750
 *Tipperary Corp.  .........................................           40,000              200,000
  Titan Holdings, Inc.  ....................................           76,008            1,140,120
 #Titan Wheel International, Inc.  .........................          103,500            1,371,375
  Toastmaster, Inc.  .......................................           50,800              152,400
*#Todays Man, Inc.  ........................................           86,000              150,500
 *Todd Shipyards Corp.  ....................................           71,300              490,188
  Todd-AO Corp. Class A  ...................................            3,740               39,738
  Tower Air, Inc.  .........................................          149,300              452,566
 *Tracor, Inc.  ............................................           23,700              519,919
 *Trak Auto Corp.  .........................................           40,200              668,325
*#Trans World Airlines, Inc.  ..............................          208,000            1,612,000
 *Trans World Entertainment Corp.  .........................           82,600              660,800
 *TransNet Corp.  ..........................................            3,000                9,281
 *Transcend Services, Inc.  ................................           20,100              118,088
  Transnational RE Corp. Class A  ..........................            8,400              210,525
  Transport Leasing International,  Inc.  ..................           26,500              127,531
  Transport Lux Corp.  .....................................            2,546               31,189
  Transtechnology Corp.  ...................................           39,200              759,500
*#Travel Ports of America, Inc.  ...........................           45,300              118,913
  Treadco, Inc.  ...........................................           40,000              387,500
 *Tremont Corp. DE  ........................................           35,833            1,303,425
 *Trend-Lines, Inc. Class A  ...............................           70,900              345,638
  Trenwick Group, Inc.  ....................................           32,000            1,572,000
 *Triangle Pacific Corp.  ..................................           30,000              654,375
 *Tricord Systems, Inc.  ...................................           89,500              183,195
 *Trimark Holdings, Inc.  ..................................           30,300              155,288
 *Triple S Plastics, Inc.  .................................           25,500              208,781
 *Tripos, Inc.  ............................................           16,166              256,635
 *Trism, Inc.  .............................................           36,000              137,250
 *Truevision, Inc.  ........................................           82,200              218,344
 *Tuesday Morning Corp.  ...................................           54,700            1,189,725
 *Tultex Corp.  ............................................          201,107            1,432,887
 *Turner Corp.  ............................................           21,932              189,164
  Twin Disc, Inc.  .........................................           19,900              430,338
 *Tyco Toys, Inc.  .........................................          300,600            3,532,050
 *Tyler Corp.  .............................................          151,700              246,513
  U.S. Bancorp, Inc.  ......................................           35,900            1,453,950
 *UNC, Inc.  ...............................................          125,600            1,161,800
  UNR Industries, Inc.  ....................................           83,800              565,650
 *URS Corp.  ...............................................           59,402              497,492
 *US Servis, Inc.  .........................................           18,400               50,025
 *US Xpress Enterprises, Inc.
   Class A .................................................           26,100              234,900
 *USData Corp.  ............................................            6,750               45,984
 *USMX, Inc.  ..............................................           12,000               18,000
  UST Corp.  ...............................................           37,500              698,438
 *Ultimate Electronics, Inc.  ..............................           52,700              158,100
 *Ultra Pacific, Inc.  .....................................           31,700              128,781
 *Ultradata Corp.  .........................................           25,000              121,875
  Uni-Marts, Inc.  .........................................           26,100              166,388
  Unico American Corp.  ....................................           44,700              416,269
 *Union Corp. DE  ..........................................           35,200              787,600
 *Union Switch & Signal, Inc.  .............................           69,550              517,278
 *Uniroyal Technology Corp.  ...............................           86,800              249,550
 *Unit Corp.  ..............................................           80,900              677,538



THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                                       Shares             Value+
                                                                      ---------         -----------
 *Unit Instruments, Inc.  ..................................           29,400           $  295,838
 *United American Healthcare Corp.  ........................            5,000               31,875
  United Carolina Bancshares Corp.  ........................           51,900            2,079,244
  United Fire Casualty Co.  ................................              450               14,513
  United Industrial Corp.  .................................           85,200              500,550
  United National Bancorp  .................................            3,710              131,241
 *United Retail Group, Inc.  ...............................           91,700              275,100
 *United States Energy Corp.  ..............................           15,700              214,894
  United States Facilities Corp.  ..........................           44,900              869,938
 *United States Home Corp.  ................................           85,000            2,103,750
 *United States Homecare Corp.  ............................           63,900               45,928
  United Wisconsin Services, Inc.  .........................           47,600            1,231,650
 *Unitel Video, Inc.  ......................................           19,200              158,400
 *Universal Electronics, Inc.  .............................           49,400              280,963
 *Universal Health Services, Inc.  Class B  ................           96,200            2,717,650
 *Universal Hospital Services, Inc.  .......................           58,900              552,188
 *Universal International, Inc.  ...........................           34,600               80,013
 *Universal Standard Medical Labs,  Inc.  ..................           46,600              183,488
 *Uno Restaurant Corp.  ....................................           30,800              211,750
 *Uranuim Resources, Inc.  .................................           57,000              527,250
 *Utilx Corp.  .............................................           50,400              184,275
 *V Band Systems, Inc.  ....................................           44,700               89,400
 *VLSI Technology, Inc.  ...................................          273,400            6,288,200
 *Valence Technology, Inc.  ................................          120,000              521,250
 *Vallen Corp.  ............................................           55,800              941,625
  Valley Forge Corp.  ......................................           15,000              194,063
  Vallicorp Holdings, Inc.  ................................           29,900              603,606
 *Value City Department Stores, Inc.  ......................          213,600            2,723,400
 *Valuevision International, Inc.
   Class A .................................................          107,000              591,844
 *Varco International, Inc.  ...............................           49,400            1,130,025
 *Variflex, Inc.  ..........................................           43,300              221,913
 #Varlen Corp.  ............................................           46,838              942,615
 *Vectra Technologies, Inc.  ...............................           56,100              119,213
 *Ventura County National Bancorp  .........................           62,209              303,269
 *Venture Stores, Inc.  ....................................          210,679              684,707
 *Veritas DGC, Inc.  .......................................           68,200            1,457,775
  Vermont Financial Services Corp.  ........................           34,600            1,219,650
 *Versar, Inc.  ............................................            1,300                3,981
 *Vertex Communications Corp.  .............................           29,200              503,700
 *Vicorp Restaurants, Inc.  ................................           76,600            1,072,400
 *Video Display Corp.  .....................................           26,400              100,650
 *Video Lottery Technologies, Inc.  ........................           94,200              418,013
 *Vie de France Corp.  .....................................           12,000               24,750
  Virco Manufacturing Corp.  ...............................           68,264            1,126,356
  Virginia Beach Federal Financial  Corp.  .................           40,050              367,959
 *Volunteer Capital Corp.  .................................           17,000              142,375
  Vulcan International Corp.  ..............................           12,200              363,713
 *WHX Corp.  ...............................................          305,500            2,864,063
  WICOR, Inc.  .............................................           25,000              909,375
  WLR Foods, Inc.  .........................................          125,500            1,600,125
 *WPI Group, Inc.  .........................................            9,200               74,175
 *WSMP, Inc.  ..............................................            2,000               14,875
  Walbro Corp.  ............................................           56,052            1,114,034
  Walden Bancorp, Inc.  ....................................           35,600            1,230,425
 *Walker Interactive Systems, Inc.  ........................           47,600              734,825
 *Wall Data, Inc.  .........................................           15,000              226,875
 *Wall Street Deli, Inc.  ..................................           24,700              134,306
  Walshire Assurance Co.  ..................................           45,934              640,205
  Warren Bancorp, Inc.  ....................................           36,000              540,000
 *Washington Homes, Inc.  ..................................           60,900              274,050
  Washington National Corp.  ...............................          108,800            3,032,800

                                      22

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                                       Shares             Value+
                                                                      ---------         -----------
  Washington Savings Bank FSB  Waldorf, MD  ................           23,500           $  111,625
  Watkins-Johnson Co.  .....................................           62,400            1,622,400
  Watts Industries, Inc. Class A  ..........................          210,900            4,613,438
  Webb (Del) Corp.  ........................................          115,188            1,943,798
 #Webster Financial Corp.  .................................           51,280            1,923,000
 *Weirton Steel Corp.  .....................................          275,800              723,975
 *Welcome Home, Inc.  ......................................           14,000               12,250
  Wellco Enterprises, Inc.  ................................            1,600               68,800
 *Wells-Gardner Electronics Corp.  .........................           21,700               86,800
  Werner Enterprises, Inc.  ................................          199,500            3,216,938
  Wesbanco, Inc.  ..........................................            5,200              156,650
  West, Inc.  ..............................................           29,000              830,125
  Westco Bancorp, Inc.  ....................................           11,400              247,950
  Westcorp, Inc.  ..........................................           46,856            1,106,973
  Westerfed Financial Corp.  ...............................           34,600              640,100
 *Western Beef, Inc.  ......................................           46,800              491,400
 *Western Micro Technology, Inc.  ..........................           12,300              127,613
 *Westmoreland Coal Co.  ...................................           20,600               51,500
 *Weston (Roy F.), Inc. Class A  ...........................           49,100              184,125
  Weyco Group, Inc.  .......................................              800               33,200
 *Whitehall Corp.  .........................................              700               27,563
  Whitney Holdings Corp.  ..................................           90,171            3,178,528
 *Whittaker Corp.  .........................................          131,900            1,846,600
 *Wickes Lumber Co.  .......................................           38,800              138,225
 *Williams Clayton Energy, Inc.  ...........................           49,500              807,469
  Wilshire Oil Co. of Texas  ...............................           65,454              351,815
  Windmere Corp.  ..........................................          126,200            1,814,125
  Wiser Oil Co.  ...........................................           72,475            1,259,253
  Wolf (Howard B.), Inc.  ..................................            5,000               31,250
  Wolohan Lumber Co.  ......................................           55,578              705,146
 *Wonderware Corp.  ........................................          117,000            1,104,188
 *Worldcorp, Inc.  .........................................           25,000              118,750
 *Worldtex, Inc.  ..........................................          106,600              879,450
  Worthington Foods, Inc.  .................................           13,250              341,188
  Wyle Laboratories, Inc.  .................................           33,200            1,195,200
 *Wyman-Gordon Co.  ........................................           48,800            1,043,100
  Wynns International, Inc.  ...............................           42,700            1,243,638
 *Xicor, Inc.  .............................................           55,100              526,894
  Yankee Energy Systems, Inc.  .............................           71,600            1,575,200
 *Yellow Corp.  ............................................          196,100            2,966,013
  York Financial Corp.  ....................................           54,109              906,326
 *Zale Corp.  ..............................................          154,500            3,070,688
 *Zaring Homes, Inc.  ......................................           31,100              338,213
 *Zemex Corp.  .............................................           62,940              542,859
 *Zenith Electronics Corp.  ................................           29,900              396,173
  Zenith National Insurance Corp.  .........................          104,100            2,862,750
 #Ziegler Co., Inc.  .......................................            1,700               31,238
 *Zilog, Inc.  .............................................          139,400            3,119,075
 *Zitel Corp.  .............................................           74,000            1,669,625
  Zurn Industries, Inc.  ...................................           99,900            2,859,638
 *Zygo Corp.  ..............................................           12,600              494,550
                                                                                        -----------



THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                                                       Shares             Value+
                                                                      ---------         --------
TOTAL COMMON STOCKS (Cost $1,011,280,355)  .................                      $1,231,805,985
                                                                                  --------------
PREFERRED STOCKS -- (0.0%)
  Fedders Corp. Convertible (Cost $207,212)  ...............           53,000            311,375
                                                                                  --------------
RIGHTS/WARRANTS -- (0.0%)
 *Amvestors Financial Corp. Warrants Class A 04/02/02  .....            3,620             18,100
 *CSF Holdings, Inc. Litigation Rights 12/30/99  ...........           40,500                  0
 *Morrison Knudsen Corp. Warrants 03/11/03  ................            6,975             33,131
 *National Mercantile Bancorp
  Warrants 06/02/99 ........................................              165                  0
 *Statesman Group, Inc. Contingent Payment Rights  .........           37,500                  0
                                                                                  --------------
TOTAL RIGHTS/WARRANTS (Cost $39,234)  ......................                              51,231
                                                                                  --------------
                                                                        Face
                                                                       Amount
                                                                      ---------
                                                                         (000)
TEMPORARY CASH INVESTMENTS -- (1.2%)
  Repurchase Agreement, PNC Securities Corp. 5.45%,
   12/02/96 (Collateralized by U.S. Treasury Bills  4.93%,
   01/16/97) (Cost  $14,906,000) ...........................          $14,906         14,906,000
                                                                                  --------------
TOTAL INVESTMENTS -- (99.9%) (Cost $1,026,432,801)  ........                       1,247,074,591
                                                                                  --------------
OTHER ASSETS AND LIABILITIES -- (0.1%)
   Other Assets ............................................                           2,314,866
   Payable for Investment Securities Purchased .............                            (773,250)
   Other Liabilities .......................................                            (403,659)
                                                                                  --------------
                                                                                       1,137,957
                                                                                  --------------
NET ASSETS -- (100.0%) Applicable to 75,301,072 Outstanding
   $.01 Par Value Shares (Unlimited Number of Shares
   Authorized) .............................................                      $1,248,212,548
                                                                                  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE  ..                      $        16.58
                                                                                  ==============

------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Securities on Loan

               See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                       THE U.S. SMALL CAP VALUE SERIES

                           STATEMENT OF OPERATIONS

                     FOR THE YEAR ENDED NOVEMBER 30, 1996

                            (AMOUNTS IN THOUSANDS)

 Investment Income
     Dividends  .........................................................    $ 12,048
     Interest  ..........................................................       1,278
     Income from Securities Lending  ....................................         242
                                                                            ----------
          Total Investment Income  ......................................      13,568
                                                                            ----------
Expenses
     Investment Advisory Services  ......................................       1,933
     Accounting & Transfer Agent Fees  ..................................         625
     Custodian's Fee  ...................................................         174
     Legal Fees  ........................................................          14
     Audit Fees  ........................................................          27
     Shareholders' Reports  .............................................          23
     Trustees' Fees and Expenses  .......................................           9
     Other  .............................................................          36
                                                                            ----------
          Total Expenses  ...............................................       2,841
                                                                            ----------
          Net Investment Income  ........................................      10,727
                                                                            ----------
Net Realized and Unrealized Gain (Loss) on Investments
     Net Realized Gain on Investment Securities  ........................      57,358
     Change in Unrealized Appreciation (Depreciation) of Investment
        Securities ......................................................     131,332
                                                                            ----------
     Net Gain on Investment Securities  .................................     188,690
                                                                            ----------
Net Increase in Net Assets Resulting from Operations  ...................    $199,417
                                                                            ==========


                See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY

                       THE U.S. SMALL CAP VALUE SERIES

                     STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                Year          Year
                                                                               Ended         Ended
                                                                              Nov. 30,      Nov. 30,
                                                                                1996          1995
                                                                            ------------   ----------
Increase (Decrease) in Net Assets
Operations:
     Net Investment Income  .............................................    $   10,727     $  5,958
     Net Realized Gain on Investment Securities  ........................        57,358       22,264
     Change in Unrealized Appreciation (Depreciation) of Investment
        Securities ......................................................       131,332       92,111
                                                                            ------------   ----------
          Net Increase in Net Assets Resulting from Operations  .........       199,417      120,333
                                                                            ------------   ----------
Distributions From:
     Net Investment Income  .............................................       (10,581)      (5,753)
     Net Realized Gains  ................................................       (15,728)      (7,740)
                                                                            ------------   ----------
          Total Distributions  ..........................................       (26,309)     (13,493)
                                                                            ------------   ----------
Capital Share Transactions (1):
     Shares Issued  .....................................................       470,306      172,434
     Shares Issued in Lieu of Cash Distributions  .......................        25,751       10,353
     Shares Redeemed  ...................................................       (45,295)     (15,561)
                                                                            ------------   ----------
          Net Increase From Capital Share Transactions  .................       450,762      167,226
                                                                            ------------   ----------
          Total Increase  ...............................................       623,870      274,066
Net Assets
     Beginning of Period  ...............................................       624,343      350,277
                                                                            ------------   ----------
     End of Period  .....................................................    $1,248,213     $624,343
                                                                            ============   ==========
(1) Shares Issued and Redeemed:
     Shares Issued  .....................................................        32,133       13,765
     Shares Issued in Lieu of Cash Distributions  .......................         1,749          774
     Shares Redeemed  ...................................................        (3,121)      (1,423)
                                                                            ------------   ----------
                                                                                 30,761       13,116
                                                                            ============   ==========


                See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY

                       THE U.S. SMALL CAP VALUE SERIES

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     Year          Year         Year        March 2
                                                    Ended         Ended         Ended         to
                                                   Nov. 30,      Nov. 30,     Nov. 30,     Nov. 30,
                                                     1996          1995         1994         1993
                                                 ------------   ----------    ----------   ----------
Net Asset Value, Beginning of Period  ........  $     14.02    $     11.15   $     11.04  $    10.00
                                                 ------------   ----------    ----------   ----------
Income from Investment Operations
---------------------------------
     Net Investment Income  ..................         0.15           0.14          0.12        0.08
     Net Gains (Losses) on Securities
        (Realized and Unrealized) ............         2.88           3.06          0.16        1.09
                                                 ------------   ----------    ----------   ----------
     Total from Investment Operations  .......         3.03           3.20          0.28        1.17
                                                 ------------   ----------    ----------   ----------
Less Distributions
------------------
     Net Investment Income  ..................        (0.15)         (0.14)        (0.12)      (0.07)
     Net Realized Gains  .....................        (0.32)         (0.19)        (0.05)      (0.06)
                                                 ------------   ----------    ----------   ----------
     Total Distributions  ....................        (0.47)         (0.33)        (0.17)      (0.13)
                                                 ------------   ----------    ----------   ----------
Net Asset Value, End of Period  ..............  $     16.58    $     14.02   $     11.15  $    11.04
                                                 ============   ==========    ==========   ==========
Total Return  ................................        22.14%         28.81%         2.52%      11.69%#
Net Assets, End of Period (thousands)  .......  $ 1,248,213    $   624,343      $350,277     $95,681
Ratio of Expenses to Average Net Assets  .....         0.29%          0.32%         0.32%       0.33%*
Ratio of Net Investment Income to Average Net
   Assets ....................................         1.11%          1.22%         1.50%       1.35%*
Portfolio Turnover Rate  .....................        14.91%         20.62%         8.22%       1.07%*
Average Commission Rate (1)  .................  $    0.0658           N/A           N/A         N/A


------
*   Annualized
#   Non-Annualized
(1) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY

                        NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At November 30, 1996, The Trust consisted of fifteen investment portfolios: The U.S. 6-10 Small Company Series, The U.S. Large Company Series, The Enhanced U.S. Large Company Series, The U.S. Small Cap Value Series, The U.S. Large Cap Value Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The DFA International Value Series, The Emerging Markets Series, The DFA One-Year Fixed Income Series , The DFA Two-Year Corporate Fixed Income Series, The DFA Two-Year Government Series and The DFA Two-Year Global Fixed Income Series. These financial statements relate solely to The U.S. Small Cap Value Series (the "Series").

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   1. Security Valuation: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. The value of securities for which no quotations are readily available are determined in good faith at fair value using methods determined by the Board of Directors.

   2. Federal Income Taxes: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

   3. Repurchase Agreements: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 29, 1996.

   4. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors Inc. (the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 1996, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1%.

   Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

   For the year ended November 30, 1996, the Series made the following purchases and sales of investment securities (amounts in thousands):

    Purchases ........................................         $569,123
    Sales  ...........................................          139,425

E. INVESTMENT TRANSACTIONS:

   At November 30, 1996, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows (amounts in thousands):

    Gross Unrealized Appreciation ...................          $294,999
    Gross Unrealized Depreciation ...................            74,357
                                                               ---------
    Net  ............................................          $220,642
                                                               =========

F. LINE OF CREDIT

   In July, 1996, the Trust, together with other DFA advised portfolios, entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow between 25% and 331/3% of its net assets as determined by its investment policies, up to a maximum of $50 million per portfolio. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Series during the year ended November 30, 1996.

G. COMPONENTS OF NET ASSETS:

   At November 30, 1996, net assets consisted of (amounts in thousands):

    Paid-In Capital  ................................        $  970,037
    Undistributed Net Investment Income  ............               418
    Undistributed Net Realized Gain  ................            57,116
    Unrealized Appreciation of Investment Securities            220,642
                                                             -----------
                                                             $1,248,213
                                                             ============

H. SECURITIES LENDING

   Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. The market value of securities on loan to brokers from the Series is $23,091,321 and the related collateral cash received is $23,553,147 at November 30, 1996.

                      REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY:

We have audited the accompanying statement of net assets of The DFA Investment Trust Company, The U.S. Small Cap Value Series as of November 30, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The DFA Investment Trust Company, The U.S. Small Cap Value Series, as of November 30, 1996, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 17, 1997